[USAA(R) logo appears here.]





                 USAA EXTENDED MARKET
                          INDEX Fund





                           [Image appears here.}






                    Semiannual Report

----------------------------------------------------------
    June 30, 2001

Table of CONTENTS
--------------------------------------------------------------------------------

      USAA FAMILY OF FUNDS                                             2

      MESSAGE FROM THE PRESIDENT                                       4

      INVESTMENT OVERVIEW                                              7

      MANAGER'S COMMENTARY ON THE FUND                                 9

      PORTFOLIO HIGHLIGHTS                                            11

      SHAREHOLDER VOTING RESULTS                                      12

      FINANCIAL INFORMATION

         USAA EXTENDED MARKET INDEX FUND:

         Statement of Assets and Liabilities                          13

         Statement of Operations                                      14

         Statements of Changes in Net Assets                          15

         Financial Highlights                                         16

         Notes to Financial Statements                                17

         MASTER EXTENDED MARKET INDEX SERIES:

         Schedule of Investments                                      22

         Statement of Assets and Liabilities                          58

         Statement of Operations                                      59

         Statements of Changes in Net Assets                          60

         Financial Highlights                                         61

         Notes to Financial Statements                                62

2

USAA
--------------------------------------------------------------------------------
                                 Family of FUNDS


For more complete information about the mutual funds managed and distributed by USAA Investment Management Company (USAA Investments), including charges and operating expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.

--------------------------------------------------------------------------------
       EQUITY                     MONEY MARKET                  INDEX
--------------------------------------------------------------------------------
  Aggressive Growth*              Money Market          Extended Market Index

    Capital Growth          Tax Exempt Money Market      Global Titans Index

   Emerging Markets       Treasury Money Market Trust      Nasdaq-100 Index

  First Start Growth           State Money Market           S&P 500 Index

        Gold
                          ------------------------------------------------------
       Growth                     TAXABLE BOND             ASSET ALLOCATION
                          ------------------------------------------------------
   Growth & Income                 GNMA Trust             Balanced Strategy

    Income Stock            High-Yield Opportunities     Cornerstone Strategy

    International                    Income             Growth and Tax Strategy

Science & Technology         Intermediate-Term Bond         Growth Strategy

   Small Cap Stock              Short-Term Bond             Income Strategy

       Value
                          ----------------------------
    World Growth                TAX-EXEMPT BOND
                          ----------------------------
                                    Long-Term

                                Intermediate-Term

                                   Short-Term

                                State Bond/Income
--------------------------------------------------------------------------------

NONDEPOSIT INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, USAA FEDERAL SAVINGS BANK, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE. - AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND. - CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS AVAILABLE TO RESIDENTS ONLY. - THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES. - FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY. - SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX. - 'S&P 500' IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR OUR USE. 'NASDAQ-100(R)', 'NASDAQ-100 INDEX(R)', AND 'NASDAQ(R)' ARE TRADEMARKS OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. 'DOW JONES' AND 'DOW JONES GLOBAL TITANS INDEX(SM)' ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THESE INDEX PRODUCTS ARE NOT SPONSORED, SOLD, OR PROMOTED BY THE TRADEMARK OR SERVICE MARK OWNERS, AND NEITHER THE TRADEMARK OR SERVICE MARK OWNERS NOR ANY OF THEIR SUBSIDIARIES OR AFFILIATES MAKE ANY REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THESE PRODUCTS. - INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THAT THEY ATTEMPT TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

* CLOSED TO NEW INVESTORS

IMPORTANT
--------------------------------------------------------------------------------
                                  INFORMATION

               Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are streamlined. One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this practice eliminates duplicate copies, saving paper and postage costs to the Fund. If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:


               USAA INVESTMENT MANAGEMENT COMPANY

               Attn: Report Mail

               9800 Fredericksburg Road

               San Antonio, TX  78284-8916

               or phone a mutual fund representative at

               1-800-531-8448 during business hours


               THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE USAA EXTENDED MARKET INDEX FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY (USAA INVESTMENTS). IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES FURTHER DETAILS ABOUT THE FUND.

               USAA with the eagle is registered in the U.S. Patent & Trademark Office.
               (C)2001, USAA. All rights reserved.

4

MESSAGE
--------------------------------------------------------------------------------
                               from the PRESIDENT

[PHOTOGRAPH OF THE PRESIDENT AND
VICE CHAIRMAN OF THE BOARD,
CHRISTOPHER W. CLAUS, APPEARS HERE.]          "WE AT USAA INVESTMENTS ARE
                                                  ENCOURAGED BY EVENTS
                                            DESIGNED TO POSITION THE ECONOMY
                                                  FOR BETTER DAYS AHEAD."

--------------------------------------------------------------------------------

               We're more than halfway through 2001, and probably every one of us has asked at some point, When are we going to see the markets improve?

               That's not an easy question to answer. It's been a challenging time since the first signs of market decline surfaced in April 2000. We have survived poor market conditions for well over a year now. Currently, we believe the market is looking for evidence that the economy has truly bottomed out and is starting to recover. As of this writing, the market hasn't found this evidence. We think that, understandably, the market still has a healthy skepticism about the state of our economy.

               However, history has shown that poor markets do not last forever. Although no one can truly predict the end to the current slump, we at USAA Investments are encouraged by events designed to position the economy for better days ahead.

 ...CONTINUED
--------------------------------------------------------------------------------


               We hope to see some of the stimulative effects of the six interest rate cuts made by the Federal Reserve Board (the Fed) during the first half of 2001. We should start to see the Fed's interest rate cuts work through the economy in the form of growth in the gross domestic product (GDP), lower unemployment levels, and a boost in consumer confidence. Although we believe we are close to the trough in rate decreases, we expect that the Fed may reduce rates another 25 basis points at the August meeting of the Federal Open Market Committee.

               Another factor in potential economic recovery is the aggressive tax relief plan launched by the federal government. As of this writing, income tax rebates had already hit many consumers' mailboxes. Reduced tax withholding rates for 2001 are already showing up in paychecks.

               Overall, if these economic stimulators are successful, we could see some moderate growth in the economy that would translate into improved corporate earnings. Increased earnings will be the key to turning the market's outlook from pessimistic to optimistic. We hope to see a return to an up cycle within nine months to a year and a rebound in the equity markets to their historical average returns of 8% to 12%. The chief factor that, in our view, could slow a recovery is the lull in capital spending by corporations. If this lull persists, it will continue to make life tough for technology companies and other related industries. In short, the technology slump will continue until corporate America sees improvements in business activity and gains enough confidence to start spending on technology again.

6

 ...CONTINUED
--------------------------------------------------------------------------------
                               from the PRESIDENT

               Thank you for choosing to invest in USAA index funds. Integrating USAA index funds with actively managed mutual funds is an excellent way to construct a balanced portfolio for all economic conditions.

               As always, we appreciate your business. We'll work hard to continue to earn your trust.

               Sincerely,

               \s\ Chrispher W. Claus

               Christopher W. Claus
               President and Vice Chairman of the Board



               FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY (USAA INVESTMENTS), INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL FOR A PROSPECTUS. READ IT CAREFULLY BEFORE INVESTING. - PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

INVESTMENT
--------------------------------------------------------------------------------
                                    OVERVIEW

USAA EXTENDED MARKET INDEX FUND

OBJECTIVE
--------------------------------------------------------------------------------

               Seeks to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Wilshire 4500 Index.

INVESTMENT INSTRUMENTS
--------------------------------------------------------------------------------

               Invests all assets in the Master Extended Market Index Series of the Quantitative Master Series Trust (Extended Market Portfolio), which is a separate fund with a substantially similar investment objective, advised by Merrill Lynch Quantitative Advisers; at least 80% of the Portfolio's assets will be invested in stocks of companies that are included in the Wilshire 4500 Index.


--------------------------------------------------------------------------------
                                         6/30/01                12/31/00
--------------------------------------------------------------------------------
 Net Assets                            $21.7 Million         $20.8 Million
 Net Asset Value Per Share                 $8.99                 $9.36



--------------------------------------------------------------------------------
                          Total Returns as of 6/30/01
--------------------------------------------------------------------------------
         12/31/00 to 6/30/01*               SINCE INCEPTION ON 10/27/00*
               -4.06%                                 -10.20%

               * TOTAL  RETURNS  FOR  PERIODS  OF LESS  THAN  ONE  YEAR  ARE NOT
                 ANNUALIZED. THIS RETURN IS CUMULATIVE.

               TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

8

 ...CONTINUED
--------------------------------------------------------------------------------
                                    OVERVIEW


                    CUMULATIVE PERFORMANCE COMPARISON
                    ---------------------------------

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA Extended Market Index Fund to the Wilshire 4500 Index for the period of 10/30/2000 through 6/30/2001. The data points from the graph are as follows:

                    USAA EXTENDED            WILSHIRE
                  MARKET INDEX FUND         4500 INDEX
                  -----------------         ----------

10/30/2000             $10,000                $10,000
10/31/2000              10,400                 10,468
11/30/2000               8,840                  8,685
12/31/2000               9,360                  9,235
01/31/2001               9,750                  9,737
02/28/2001               8,670                  8,554
03/31/2001               7,960                  7,769
04/30/2001               8,750                  8,591
05/31/2001               8,940                  8,795
06/30/2001               8,980                  8,866

DATA FROM 10/30/00* THROUGH 6/30/01.


               The graph illustrates how a $10,000 hypothetical investment in the USAA Extended Market Index Fund closely tracks the Wilshire 4500 Index. The Wilshire 4500 Index is a market capitalization-weighted index of approximately 6,200 U.S. equity securities. The Wilshire 4500 includes all of the stocks in the Wilshire 5000 except stocks included in the S&P 500 Index.


               'WILSHIRE 4500' IS A TRADEMARK OF WILSHIRE ASSOCIATES INCORPORATED AND HAS BEEN LICENSED FOR OUR USE. THE USAA EXTENDED MARKET INDEX FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY WILSHIRE ASSOCIATES INCORPORATED, AND NEITHER WILSHIRE ASSOCIATES INCORPORATED NOR ITS SUBSIDIARIES OR AFFILIATES MAKE ANY REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND. - INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL OF THE SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

               * DATE THE FUND INITIALLY INVESTED IN SECURITIES REPRESENTED BY THE INDEX.

MANAGER'S
--------------------------------------------------------------------------------
                             COMMENTARY on the Fund


USAA EXTENDED MARKET INDEX FUND


PERFORMANCE
--------------------------------------------------------------------------------

               The USAA Extended Market Index Fund's portfolio met its objective of replicating the return of its benchmark, the Wilshire 4500 Index. During the first half of 2001, the U.S. equity market continued to experience the extreme volatility seen throughout 2000. The majority of U.S. equity indexes recorded either negative returns or, at best, small returns (compared to those of late 1999 and early 2000) during the semiannual period. For example, the large-capitalization-weighted S&P 500 Index returned -6.69%; the S&P Midcap 400 Index returned 0.97%; and the small-cap Russell 2000 Index returned 6.94%. The Wilshire 4500 Index, which is composed of both small- and mid-cap securities, returned -4.01%. The USAA Extended Market Index Fund returned -4.06%.

MARKET CONDITIONS
--------------------------------------------------------------------------------

               A string of earnings disappointments in a slowing U.S. economy marked the six-month period ending June 30, 2001. The world


               THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS.

               THE S&P MIDCAP 400 INDEX CONSISTS OF 400 DOMESTIC STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. IT IS ALSO A MARKET-VALUE WEIGHTED INDEX AND WAS THE FIRST BENCHMARK OF MID-CAP STOCK PRICE MOVEMENT.

               THE RUSSELL 2000 INDEX IS A WIDELY RECOGNIZED UNMANAGED SMALL-CAP INDEX CONSISTING OF THE 2,000 SMALLEST COMPANIES WITHIN THE RUSSELL 3000(R) INDEX.

               REFER TO THE BOTTOM OF PAGE 8 FOR THE WILSHIRE 4500 INDEX DEFINITION.

10

 ...CONTINUED
--------------------------------------------------------------------------------
                             COMMENTARY on the Fund


               continued to watch the Federal Reserve Board's (the Fed's) actions closely as it made a total of six interest rate cuts equaling a 2.75% reduction in the key federal funds rate.

               These cuts came on the heels of two notable Fed actions that occurred just before the period began. In November 2000, less than a month after the Fund's inception, the Federal Open Market Committee (FOMC) left the two key interest rates (the federal funds rate and the discount rate) steady, signaling a bias toward inflation. Just a month later, the FOMC kept these rates steady, but signaled a bias toward recession and an expectation that it would need to lower rates in the future.

               During the first six months of 2001, the technology, energy, and utilities sectors were the largest contributors to the Fund's and the Index's negative returns. Fortunately, the strong returns of the integrated oils, consumer-discretionary, and consumer staples sectors boosted these negative returns. In addition, the period saw a large disparity in performance between growth and value stocks. Mid- and small-cap value securities outperformed growth securities by 20%.





               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PORTFOLIO
--------------------------------------------------------------------------------
                                   HIGHLIGHTS


----------------------------------------------
                TOP 10 HOLDINGS
            (% of Net Assets of the
           Extended Market Portfolio)
----------------------------------------------
   Berkshire Hathaway Inc. (Class A)      2.6%

   Cox Communications, Inc. (Class A)      .8%

   eBay Inc.                               .6%

   General Motors Corp. (Class H)          .6%

   Berkshire Hathaway Inc. (Class B)       .5%

   Gemstar - TV Guide International, Inc.  .5%

   CIENA Corporation                       .4%

   John Hancock Financial Services, Inc.   .4%

   United Parcel Service, Inc. (Class B)   .4%

   VeriSign, Inc.                          .4%

-----------------------------------------------


                                               ---------------------------------
                                                      TOP 10 INDUSTRIES
                                                   (% of Net Assets of the
                                                  Extended Market Portfolio)
                                               ---------------------------------
                                                  Miscellaneous Finance  9.5%

                                                  Drugs & Medicine       8.0%

                                                  Business Services      7.6%

                                                  Electronics            4.5%

                                                  Media                  3.9%

                                                  Banks                  3.3%

                                                  Energy & Utilities     2.1%

                                                  Insurance              2.0%

                                                  Retail                 1.8%

                                                  Business Machines      1.6%

                                               ---------------------------------

12

SHAREHOLDER
--------------------------------------------------------------------------------
                                 Voting RESULTS


               On July 20, 2001, a special meeting of shareholders was held to vote on the following proposal. Shareholders of record on May 25, 2001, were entitled to vote on the proposal shown below. The proposal was approved by the shareholders. Votes reported are for the entire series of USAA Mutual Fund, Inc. (the Company).



PROPOSAL 1
--------------------------------------------------------------------------------

               Proposal to elect Directors as follows:

                                                                     VOTES
               DIRECTORS                     VOTES FOR               WITHHELD
               -----------------------------------------------------------------

               Robert G. Davis               2,715,058,284           40,108,336

               Christopher W. Claus          2,715,058,925           40,107,695

               David G. Peebles              2,715,058,926           40,107,694

               Michael F. Reimherr           2,715,058,891           40,107,729

               Richard A. Zucker             2,715,058,603           40,108,017

               Barbara B. Dreeben            2,715,058,252           40,108,368

               Robert L. Mason, Ph.D.        2,715,058,603           40,108,017

               Laura T. Starks, Ph.D.        2,715,058,582           40,108,038

STATEMENT
--------------------------------------------------------------------------------
                           of ASSETS and LIABILITIES
                           (in thousands)

USAA EXTENDED MARKET INDEX FUND

JUNE 30, 2001 (UNAUDITED)

ASSETS

   Investment in Master Extended Market Index Series, at value          $21,739
   Prepaid expenses                                                          24
                                                                       ---------
Total assets                                                             21,763
                                                                       ---------

LIABILITIES

   Accounts payable and accrued expenses                                     72
                                                                       ---------
Net assets applicable to capital shares outstanding                     $21,691
                                                                       =========

REPRESENTED BY:

   Paid-in capital                                                      $23,822
   Accumulated undistributed net investment income                          175
   Accumulated net realized loss from investments and
      futures transactions                                                 (218)
   Net unrealized depreciation on investments and futures
      contracts                                                          (2,088)
                                                                       ---------
Net assets applicable to capital shares outstanding                     $21,691
                                                                       =========
Capital shares outstanding ($0.01 par value per share,
      100,000 shares authorized)                                          2,413
                                                                       =========
Net asset value, redemption price, and offering price per share         $  8.99
                                                                       =========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

14

STATEMENT
--------------------------------------------------------------------------------
                                 of OPERATIONS
                                 (in thousands)

USAA EXTENDED MARKET INDEX FUND

SIX-MONTH PERIOD ENDED JUNE 30, 2001
(UNAUDITED)

NET INVESTMENT INCOME

   Allocated from Master Extended Market Index Series:
      Dividends                                                           $  96
      Interest                                                               63
                                                                          ------
      Total income                                                          159
         Expenses                                                            (8)
                                                                          ------
   Net allocated investment income                                          151
                                                                          ------

EXPENSES

   Administration fees                                                       27
   Transfer agent fees                                                       19
   Custodian's fees                                                           1
   Postage                                                                    3
   Shareholder reporting fees                                                 2
   Directors' fees                                                            2
   Registration fees                                                         39
   Professional fees                                                         18
   Other                                                                      2
                                                                          ------
   Total expenses before reimbursement                                      113
Expenses reimbursed                                                         (70)
                                                                          ------
   Total expenses after reimbursement                                        43
                                                                          ------
Net investment income                                                       108
                                                                          ------

NET REALIZED AND UNREALIZED LOSS ON
   INVESTMENTS AND FUTURES CONTRACTS

   Net realized loss from investment transactions                          (167)
   Net realized loss from futures transactions                             (112)
   Net change in unrealized appreciation/depreciation on
      investments and futures contracts                                    (567)
                                                                          ------
Net realized and unrealized loss on investments and futures contracts      (846)
                                                                          ------
Net decrease in net assets from operations                                $(738)
                                                                          ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS
--------------------------------------------------------------------------------
                            of Changes in NET ASSETS
                            (in thousands)

USAA EXTENDED MARKET INDEX FUND

SIX-MONTH PERIOD ENDED JUNE 30, 2001,
AND PERIOD ENDED DECEMBER 31, 2000*
(UNAUDITED)


                                                                     6/30/2001           12/31/2000*
                                                                     -------------------------------
FROM OPERATIONS

Net investment income                                                  $   108              $    55
   Net realized gain (loss) from investment
      and futures transactions                                            (279)                  61
   Net change in unrealized appreciation/depreciation
      on investments and futures contracts                                (567)              (1,521)
                                                                       ----------------------------
Net decrease in net assets from operations                                (738)              (1,405)
                                                                       ----------------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                            10,395               25,463
   Cost of shares redeemed                                              (8,761)              (3,263)
                                                                       ----------------------------
Net increase in net assets from capital share transactions               1,634               22,200
                                                                       ----------------------------
Net increase in net assets                                                 896               20,795

NET ASSETS

   Beginning of period                                                  20,795                    -
                                                                       ----------------------------
   End of period                                                       $21,691              $20,795
                                                                       ============================
ACCUMULATED UNDISTRIBUTED
   NET INVESTMENT INCOME

   End of period                                                       $   175              $    67
                                                                       ============================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                                           1,181                2,562
   Shares redeemed                                                        (991)                (339)
                                                                       ----------------------------
Increase in shares outstanding                                             190                2,223
                                                                       ============================



* Fund commenced operations on October 27, 2000.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

16

FINANCIAL
--------------------------------------------------------------------------------
                                   HIGHLIGHTS


USAA EXTENDED MARKET INDEX FUND

(UNAUDITED)

Contained below are selected ratios and supplemental data for the periods indicated.



                                                            SIX MONTHS ENDED            PERIOD ENDED
PER SHARE OPERATING PERFORMANCE                                JUNE 30, 2001      DECEMBER 31, 2000*
                                                           -----------------------------------------
Net asset value at beginning of period                           $  9.36                  $ 10.00
Net investment income                                                .05(b)                   .03(b)
Net realized and unrealized loss on investments
      and futures transactions                                      (.42)                    (.67)
                                                                 -----------------------------------
Net asset value at end of period                                 $  8.99                  $  9.36
                                                                 ===================================
Total return (%)                                                   (4.06)                   (6.40)

SUPPLEMENTAL DATA AND RATIOS

Net assets at end of period (000)                                $21,691                  $20,795
Ratios to average net assets:
   Net investment income (%)                                        1.06(a)                  1.54(a)
   Expenses, including expenses of the Master
      Extended Market Index Series (%)                               .50(a)                   .50(a)
   Expenses before reimbursements, including expenses
      of the Master Extended Market Index Series (%)                1.81(a)                  2.81(a)
Portfolio turnover (%)**                                           19.57                     8.88



  *  Fund commenced operations on October 27, 2000.

 **  Represents   the  portfolio  turnover  of  the Master Extended Market Index
     Series.

(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.

(b)  Calculated using average shares.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements


USAA EXTENDED MARKET INDEX FUND

JUNE 30, 2001 (UNAUDITED)


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the Act), as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this semiannual report pertains only to the USAA Extended Market Index Fund (the Fund), which commenced operations on October 27, 2000. The Fund's primary investment objective is to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Wilshire 4500 Index. The Wilshire 4500 Index measures the performance of the equity securities of all U.S.-headquartered companies with readily available price data, excluding companies in the S&P 500 Index. USAA Investment Management Company (the Manager) attempts to achieve this objective by investing the Fund's investable assets in the Master Extended Market Index Series (the Series) of the Quantitative Master Series Trust, which is a separate fund advised by Merrill Lynch Quantitative Advisers (MLQA), a division of Fund Asset Management, L.P. with a substantially similar investment objective. At June 30, 2001, the Fund's investment was 99.99% of the Series.

          The financial statements of the Series, including the Schedule of Investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

NOTES
--------------------------------------------------------------------------------
                             to FINANCIAL Statements
                             (continued)

USAA EXTENDED MARKET INDEX FUND

JUNE 30, 2001 (UNAUDITED)

          A. VALUATION OF INVESTMENTS -- The Fund records its investment in the Series at value, which reflects its proportionate interest in the net assets of the Series. Valuation of the securities held by the Series is discussed in the notes to the Series' financial statements included elsewhere in this report.

          B. INVESTMENT INCOME AND EXPENSES -- The Fund records daily its pro rata share of the Series' income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

          C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations, which may differ from generally accepted accounting principles.

          D. DISTRIBUTIONS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income and the Fund's pro rata share of the Series' realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA EXTENDED MARKET INDEX FUND

JUNE 30, 2001 (UNAUDITED)

          E. USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.


(2) LINES OF CREDIT
--------------------------------------------------------------------------------

          The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million--$400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

          Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under either of these agreements during the six-month period ended June 30, 2001.

20

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA EXTENDED MARKET INDEX FUND

JUNE 30, 2001 (UNAUDITED)

(3) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

          A. ADMINISTRATIVE FEES -- The Fund has entered into an administration and servicing agreement with the Manager under which the Manager provides administrative services to the Fund. The Fund's administrative fees are computed at 0.38% of its annual average net assets. Out of the administrative fees received from the Fund, the Manager pays MLQA up to 0.10% for subadministrative services provided on the Manager's behalf.

               The Manager has voluntarily agreed to limit the annual expenses of the Fund to 0.50% of its annual average net assets through May 1, 2001, and accordingly has waived a portion of the Fund's fees and expenses. In subsequent years, the Manager may recover all or a portion of these waived amounts from the Fund, provided that such recovery is made not later than three years from the Fund's inception date of October 27, 2000, and provided that the additional amount paid by the Fund, together with all other expenses of the Fund, in the aggregate, would not cause the Fund's expense ratio in any of the three years to exceed 0.50% of the Fund's annual average net assets.

          B. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agency services to the Fund. The Fund pays SAS a monthly fee based on an annual rate of $26 per shareholder account, plus out-of-pocket expenses.

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA EXTENDED MARKET INDEX FUND

JUNE 30, 2001 (UNAUDITED)

          C.   UNDERWRITING   AGREEMENT  --  The  Manager   provides   exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

          D. MANAGEMENT AGREEMENT -- The Manager serves as investment adviser to the Fund and is responsible for monitoring the services provided to the Series by MLQA. While the Fund maintains its investment in the Series, the Manager receives no fee for this service.


(4) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

          USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At June 30, 2001, the Association and its affiliates owned 824,000 shares (34.1%) of the Fund.

          Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

22

SCHEDULE
--------------------------------------------------------------------------------
                                 of INVESTMENTS

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2001 (UNAUDITED)

 SHARES DESCRIPTION                                 VALUE       SHARES DESCRIPTION                              VALUE
---------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS                                              300 ARIAD Pharmaceuticals, Inc.+          $  1,521
                                                                   300 ASB Financial Corp.                      3,000
    100 1-800 CONTACTS, INC.+                    $  2,479          300 AT&T Latin America Corp.
    100 3 Dimensional Pharmaceuticals, Inc.+          961                (Class A)+                             1,494
  2,300 3Com Corporation+                          10,925        1,100 ATG Inc.+                                1,265
    100 3D Systems Corporation+                     1,700          200 ATMI, Inc.+                              6,000
    300 the 3DO Company+                            2,184          100 ATS Medical, Inc.+                       1,506
    400 3Dfx Interactive, Inc.+                       136          500 ATSI Communications, Inc.+                 220
    500 3TEC Energy Corporation+                    8,000          400 AVANIR Pharmaceuticals (Class A)+        2,480
    200 4Kids Entertainment, Inc.+                  3,830          400 AVANT Immunotherapeutics, Inc.+          2,260
    700 7-Eleven, Inc.+                             7,875        1,200 AVX Corporation                         25,200
    600 21st Century Insurance Group               11,160          100 AXT, Inc.+                               2,670
    300 24/7 Media, Inc.+                              93          100 aaiPharma Inc.+                          1,569
    400 99 Cents Only Stores+                      11,980          200 Aaron Rents, Inc. (Class A)              3,174
    200 A. Schulman, Inc.                           2,700          700 Abercrombie & Fitch Co. (Class A)+      31,164
    200 AAR Corp.                                   3,420          600 Abgenix, Inc.+                          27,000
 11,300 ABC Dispensing Technologies, Inc.+            735          600 Able Energy, Inc.+                       3,240
    100 ABIOMED, Inc.+                              2,358          400 Ablest, Inc.+                            1,820
    200 ABM Industries, Inc.                        7,450          100 Acacia Research Corporation+             1,689
    100 ACT Manufacturing, Inc.+                    1,094          200 Acadia Realty Trust                      1,396
    400 ACTV, Inc.+                                 1,332        1,500 Acclaim Entertainment Inc.+              7,320
    200 ADVO Systems, Inc.+                         6,830          150 Accredo Health, Incorporated+            5,578
    500 A.G. Edwards, Inc.                         22,500          300 Accrue Software, Inc.+                     144
    423 AGCO Corporation                            3,870          200 Aceto Corporation                        2,004
    300 AGENCY.COM Inc.+                              966          200 Aclara Biosciences Inc.+                 1,552
    400 AGL Resources Inc.                          9,500          200 Acme Communications, Inc.+               1,642
    800 A.H. Belo Corporation (Class A)            15,072          200 Actel Corp.+                             4,910
    700 AK Steel Holding Corporation                8,778          200 Activision, Inc.+                        7,850
  1,600 ALARIS Medical, Inc.+                       2,560          300 Active Power, Inc.+                      5,004
    600 ALLETE, Inc.                               13,500          100 Actrade Financial Technologies, Ltd.+    2,364
    100 A.M. Castle & Company                       1,348          100 Actuant Corporation (Class A)+           1,645
    600 AMB Property Corporation                   15,456          400 Actuate Corporation+                     3,820
    200 AMCOL International Corporation             1,200          600 Acxiom Corp.+                            7,854
    100 AMCORE Financial, Inc.                      2,404          100 Adaptec, Inc.+                             994
    200 AMETEK, Inc.                                6,110          300 Adelphia Business Solutions, Inc.+       1,230
    200 ANADIGICS, Inc.+                            4,600        1,000 Adelphia Communications (Class A)+      41,000
    300 ANC Rental Corporation+                       900          200 Adept Technology, Inc.+                  1,980
    300 ANTEC Corporation+                          3,720          200 Administaff, Inc.+                       5,200
    200 A.O. Smith Corporation                      3,580          100 Adolor Corporation+                      2,160
    100 APAC Customer Services Inc.+                  317          300 Adtran, Inc.+                            6,150
    100 APCO Argentina Inc.                         2,605          300 Advanced Digital Information
    700 APW Ltd.+                                   7,105                Corporation+                           5,190



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--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2001 (UNAUDITED)

 SHARES DESCRIPTION                                 VALUE       SHARES DESCRIPTION                              VALUE
---------------------------------------------------------------------------------------------------------------------

    200 Advanced Energy Industries, Inc.+        $  8,254          300 Allcity Insurance Company+            $    600
    500 Advanced Fibre Communications, Inc.+       10,500          102 Alleghany Corporation+                  20,706
    200 Advanced Lighting                                          800 Allegiance Telecom, Inc.+               11,992
          Technologies, Inc.+                         880          200 Allen Telecom Inc.+                      3,000
    100 Advanced Power Technology, Inc.+            1,255          210 Alliance Bank+                           3,444
    100 Advanced Switching                                         600 Alliance Capital Management
          Communications, Inc.+                       290                Holding LP                            31,836
    200 Advanced Tissue Sciences, Inc.+             1,000          200 Alliance Fiber Optic Products, Inc.+       950
    200 AdvancePCS+                                12,810          800 Alliance Pharmaceutical Corp.+           1,800
    200 Advanta Corp. (Class A)                     3,200          300 Alliance Semiconductor Corporation+      3,606
  2,700 Advantica Restaurant Group, Inc.+           1,755          500 Alliant Energy Corporation              14,575
    200 Advent Software, Inc.+                     12,700           50 Alliant Techsystems Inc.+                4,495
    200 Aegis Realty, Inc.                          2,120          600 Allied Capital Corporation              13,890
    400 Aeroflex Incorporated+                      4,200          400 Allied Riser Communications
    200 Aerosonic Corporation+                      3,750                Corporation+                             212
    200 Aether Systems, Inc.+                       1,770          400 Allmerica Financial Corporation         23,000
    300 Affiliated Computer Services, Inc.                         200 Allos Therapeutics Inc.+                   910
          (Class A)+                               21,573          100 Alloy Online, Inc.+                      1,431
    200 Affiliated Managers Group, Inc.+           12,300          200 Allscripts Healthcare Solutions, Inc.+   1,800
    400 Affymetrix, Inc.+                           8,820          500 Alpha Industries, Inc.+                 14,775
  4,900 Agere Systems Inc. (Class A)+              35,770          300 Alpharma, Inc. (Class A)                 8,175
    300 Agile Software Corporation+                 5,100          800 Altair International, Inc.+              1,728
    200 Agree Realty Corporation                    3,802        2,500 Amazon.com, Inc.+                       35,375
    300 Airborne, Inc.                              3,477          900 AmerAlia, Inc.+                          1,395
    300 Airgas, Inc.+                               3,570          200 Ameriana Bancorp                         2,698
    100 AirGate PCS, Inc.+                          2,300          400 America First Mortgage
    200 Airnet Communications Corporation+            292                Investments, Inc.                      2,968
    400 AirTran Holdings, Inc.+                     4,100          200 America West Holdings Corporation
    700 Akamai Technologies, Inc.+                  6,423                (Class B)+                             1,994
    400 Akorn, Inc.+                                1,204          100 American Axle & Manufacturing
    100 Aksys, Ltd.+                                1,039                Holdings, Inc.+                        1,700
    100 Alabama National BanCorporation             3,245          200 American Biltrite Inc.                   2,800
    500 Alamosa Holdings, Inc.+                     8,150          300 American Capital Strategies, Ltd.        8,418
    200 Alaska Air Group, Inc.+                     5,780          100 American Classic Voyages Co.+              350
    100 Albany International Corp. (Class A)        1,890          450 American Eagle Outfitters, Inc.+        15,858
    200 Albany Molecular Research, Inc.+            7,602          500 American Financial Group, Inc.          15,000
    300 Albemarle                                   6,951          200 American Healthways, Inc.+               7,704
    300 Alexander & Baldwin, Inc.                   7,725          700 American Insured Mortgage Investors
    100 Alexandria Real Estate Equities, Inc.       3,980                LP, Series 86                          2,436
    100 Alexion Pharmaceuticals, Inc.+              2,400          400 American Insured Mortgage Investors
    100 Alfa Corporation                            2,470                LP, Series 88                          2,152
    400 Alkermes, Inc.+                            14,040


24

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--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2001 (UNAUDITED)

 SHARES DESCRIPTION                                 VALUE       SHARES DESCRIPTION                              VALUE
---------------------------------------------------------------------------------------------------------------------
    100 American Italian Pasta Company                             300 The Andersons, Inc.                   $  2,580
          (Class A)+                             $  4,640          500 Andrx Group+                            38,500
    200 American Land Lease, Inc.                   2,480          300 Anixter International Inc.+              9,210
    300 American Management Systems,                               100 AnnTaylor Stores Corporation+            3,580
          Incorporated+                             7,080          300 AnswerThink Consulting Group, Inc.+      2,997
    100 American Medical Systems                                   100 Anthracite Capital, Inc.                 1,105
          Holdings, Inc.+                           1,535          100 Antigenics Inc.+                         1,975
    200 American National Bankshares Inc.           3,720          500 Apartment Investment & Management
    200 American National Insurance Company        14,950                Company (Class A)                     24,100
    200 American Online Latin America, Inc.                        700 Apogent Technologies Inc.+              17,220
          (Class A)+                                1,798          800 Apollo Group, Inc. (Class A)+           33,960
    100 American Real Estate Partners, LP+            980          100 Appiant Technologies Inc.+                 246
    500 American Standard Companies, Inc.+         30,050          300 Applebee's International, Inc.           6,003
    100 American States Water Company               3,400          400 Applera Corporation - Celera
    100 American Superconductor Corporation+        2,580                Genomics Group+                       15,864
    100 American Technical Ceramics Corp.+            981          200 Applica Incorporated+                    1,592
  1,200 American Tower Corporation (Class A)+      24,804          600 Applied Digital Solutions, Inc.+           264
    600 American Water Works Company, Inc.         19,782          100 Applied Industrial Technologies, Inc.    1,895
    500 AmeriCredit Corp.+                         25,975          100 Applied Molecular Evolution+             1,248
    400 AmeriPath, Inc.+                           11,720          200 Applied Theory Corporation+                102
    400 AmeriSource Health Corporation                             400 Apria Healthcare Group Inc.+            11,540
          (Class A)+                               22,140          200 AptarGroup, Inc.                         6,486
    100 Ameristar Casinos, Inc.+                    1,600        3,600 Arabian American Development
  1,100 Ameritrade Holding Corporation                                   Company+                               1,548
          (Class A)+                                8,756          300 Aradigm Corporation+                     2,100
    100 AmeriVest Properties Inc.                     575          200 Arbitron Inc.+                           4,820
    100 AmerUs Group Co.                            3,547          100 Arch Chemicals, Inc.                     2,183
    200 Ames Department Stores, Inc.+                 278          300 Arch Coal, Inc.                          7,761
  1,000 Amkor Technology, Inc.+                    22,100        1,200 Arch Wireless, Inc.+                       198
    100 Amli Residential Properties Trust           2,460          800 Archstone Communities Trust             20,624
    100 Ampal-American Israel Corporation                          200 Arctic Cat Inc.                          2,900
          (Class A)+                                  605          400 Arden Realty, Inc.                      10,680
    200 Ampco-Pittsburgh Corporation                2,260          300 AremisSoft Corporation+                  4,860
    300 Amphenol Corp. (Class A)+                  12,015          100 Arena Pharmaceuticals, Inc.+             3,049
    100 AmSurg Corp. (Series A)+                    2,955          200 Argosy Gaming Company+                   5,552
    100 Amtech Systems, Inc.+                         955          100 Arguss Communications, Inc.+               498
    500 Amylin Pharmaceuticals, Inc.+               5,625        1,700 Ariba, Inc.+                             9,350
    100 Analogic Corporation                        4,555          100 Arkansas Best Corporation+               2,305
    200 Analysts International Corporation            892          300 Armstrong Holdings, Inc.                 1,065
    100 Anaren Microwave, Inc.+                     2,000          100 ArQule, Inc.+                            2,166
    200 Anchor Bancorp, Inc.                        3,180          700 Arrow Electronics, Inc.+                17,003
    100 Anchor Gaming+                              6,462          100 Arrow International, Inc.                3,840


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                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2001 (UNAUDITED)

 SHARES DESCRIPTION                                 VALUE       SHARES DESCRIPTION                              VALUE
---------------------------------------------------------------------------------------------------------------------
    500 Art Technology Group, Inc.+              $  2,900          300 Avici Systems Inc.+                   $  2,571
    100 Artesian Resources Corporation                             300 Avid Technology, Inc.+                   4,710
          (Class A)                                 2,698          100 Avigen, Inc.+                            2,150
    300 Artesyn Technologies, Inc.+                 3,870          200 Aviron+                                 11,400
    100 ArthroCare Corporation+                     2,615          300 Avista Corporation                       5,994
    500 Arthur J. Gallagher & Co.                  13,000          674 Avnet, Inc.                             15,111
    500 ArvinMeritor, Inc.                          8,370          100 Avocent Corporation+                     2,275
  1,900 Ascential Software Corporation+            11,096          200 Aware, Inc.+                             1,800
    300 Ask Jeeves, Inc.+                             570          700 Axcelis Technologies, Inc.+             10,360
    300 Aspect Communications Corporation+          2,097          100 Axsys Technologies, Inc.+                1,187
    100 Aspect Medical Systems, Inc.+               1,550          300 Aztar Corporation+                       3,630
    200 Aspen Technology, Inc.+                     4,840          150 BARRA, Inc.+                             5,873
    500 Associated Banc-Corp.                      17,995          102 BB&T Corporation                         3,750
    100 Astec Industries, Inc.+                     1,725          200 BE Aerospace, Inc.+                      3,810
    300 Astoria Financial Corporation              16,500        2,600 BEA Systems, Inc.+                      79,846
    100 AstroPower, Inc.+                           5,214          300 BEI Technologies, Inc.                   8,103
    200 Asyst Technologies, Inc.+                   2,700          200 BHC Communications, Inc. (Class A)+     27,798
  2,100 At Home Corporation (Class A)+              4,494          400 The BISYS Group, Inc.+                  23,600
    200 Atalanta/Sosnoff Capital Corporation        2,220        1,100 BJ Services Company+                    31,900
    700 Atlantic American Corporation+              1,190          500 BJ's Wholesale Club, Inc.+              26,630
    300 Atlantic Coast Airlines Holdings, Inc.+     8,997          300 BNP Residential Properties, Inc.         3,042
    600 Atlantic Premium Brands, Ltd.+                894          309 BOK Financial Corporation+               8,312
    300 Atlantic Realty Trust                       2,670          600 BP Prudhoe Bay Royalty Trust             8,580
    200 Atlantic Tele-Network, Inc.                 2,652          300 BRT Realty Trust                         3,087
    400 Atlantis Plastics, Inc.+                    1,280          300 BRE Properties, Inc.                     9,090
    300 Atlas Air, Inc.+                            4,248          100 BSQUARE Corporation+                     1,051
  3,100 Atmel Corporation+                         41,819          900 BUY.COM+                                   270
    200 Atmos Energy Corporation                    4,892          400 BWAY Corporation+                        2,100
    100 Atrix Laboratories, Inc.+                   2,370          100 Badger Meter, Inc.                       2,875
    100 Atwood Oceanics, Inc.+                      3,510          200 Badger Paper Mills, Inc.+                  600
    200 Audiovox Corporation (Class A)+             2,220          200 Baldor Electric Company                  4,274
    100 Aurora Biosciences Corporation+             3,100          100 Baldwin & Lyons, Inc. (Class B)          2,100
    100 Aurora Food Inc. (a) +                        548          200 Bally Total Fitness Holding
    300 Auspex Systems, Inc.+                       2,142                Corporation+                           5,922
    300 autobytel.com inc+                            423          100 BancFirst Ohio Corp.                     2,265
  2,400 AutoNation, Inc.+                          27,840          200 Bancorp Connecticut, Inc.                3,624
    400 Avalonbay Communities, Inc.                18,700          600 BancorpSouth, Inc.                      10,200
    800 Avanex Corporation+                         7,760          500 BancWest Corporation                    17,200
    300 Avant! Corporation+                         3,990          100 Bandag, Incorporated                     2,730
    100 Avatar Holdings Inc.+                       2,300          100 Bank of Granite Corp.                    2,300
    400 Avenue A, Inc.+                               528        1,200 Bank Plus Corporation+                   8,172
  1,200 Aviation General, Incorporated+               516          100 BankAtlantic Bancorp, Inc. (Class A)       869


26

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                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2001 (UNAUDITED)

 SHARES DESCRIPTION                                 VALUE       SHARES DESCRIPTION                                 VALUE
------------------------------------------------------------------------------------------------------------------------
  1,000 Banknorth Group, Inc.                    $ 22,650        1,000 BioSpecifics Technologies Corp.+         $  2,810
    600 BankUnited Financial Corporation                           400 Bio-Technology General Corp.+               5,240
          (Class A)+                                8,430          200 BioTransplant Incorporated+                 1,550
    200 Banta Corporation                           5,860       11,900 Birman Managed Care, Inc.+                    297
    400 Banyan Strategic Realty Trust                 420          200 Birmingham Utilities, Inc.                  3,054
    200 Bar Harbor Bankshares                       3,130          100 Black Box Corporation+                      6,736
    500 Barnes & Noble, Inc.+                      19,675          100 Black Hawk Gaming & Development
    100 Barnes Group Inc.                           2,470                Company, Inc.+                            1,063
    400 barnesandnoble.com inc.+                      652          200 Black Hills Corporation                     8,046
    100 Barnwell Industries, Inc.                   2,000          100 BlackRock, Inc.+                            3,429
    200 Barr Laboratories, Inc.+                   13,840          200 Blockbuster Inc. (Class A)                  3,650
    400 Barrett Business Services, Inc.+            1,508          200 Blount International, Inc.+                   500
    188 Barrett Resources Corporation+             11,092          400 Blue Martini Software, Inc.+                1,200
    600 Be Free, Inc.+                                732          300 Blyth, Inc.                                 7,713
    100 Beacon Power Corporation+                     690          200 Bob Evans Farms, Inc.                       3,600
    100 Beazer Homes USA, Inc.+                     6,349          100 Boca Resorts, Inc. (Class A)+               1,473
    200 bebe stores, inc.+                          5,832          500 Borders Group, Inc.+                       11,200
    400 Beckman Coulter Inc.                       16,320          200 BorgWarner, Inc.                            9,924
    200 Belco Oil & Gas Corp.+                      1,800          800 Borland Software Corporation+              12,480
    100 Belden Inc.                                 2,675          200 Boston Acoustics, Inc.                      2,280
    100 Bell Microproducts Inc.+                    1,196          100 Boston Communications Group, Inc.+          1,440
    100 Benchmark Electronics, Inc.+                2,436          100 Boston Private Financial Holdings, Inc.     2,240
    900 Bergen Brunswig Corporation                                600 Boston Properties, Inc.                    24,540
          (Class A)                                17,298          100 Bottomline Technologies, Inc.+                540
    200 Berkley (W.R.) Corporation                  8,284          300 Bowater Incorporated                       13,422
    100 Berkshire Bancorp Inc.                      3,000          200 Bowl America Incorporated (Class A)         1,981
      8 Berkshire Hathaway Inc. (Class A)+        555,200          200 Bowne & Co., Inc.                           2,300
     50 Berkshire Hathaway Inc. (Class B)+        115,000          200 The Boyds Collection, Ltd.+                 2,484
    300 Bestway, Inc.+                              1,680          100 Brady Corporation (Class A)                 3,613
    900 Bethlehem Steel Corporation+                1,818          200 Brandywine Realty Trust                     4,490
    700 Beverly Enterprises, Inc.+                  7,490          100 Brass Eagle Inc.+                             920
    900 Bigmar, Inc.+                               1,548          400 Breakaway Solutions, Inc.+                     64
    400 BindView Development Corporation+             844          200 Bridgford Foods Corporation                 2,624
    700 Bingham Financial Services                                 200 Briggs & Stratton Corporation               8,420
          Corporation+                              1,645          400 Brigham Exploration Company+                1,460
    200 BioCryst Pharmaceuticals, Inc.+             1,290          200 Bright Horizons Family Solutions, Inc.+     6,280
    100 BioMarin Pharmaceutical Inc.+               1,321          500 Brightpoint, Inc.+                          1,450
    800 Bionova Holding Corporation+                1,120          700 Brinker International, Inc.+               18,095
    900 Bionx Implants, Inc.+                       2,430          200 Brio Technology, Inc.+                      1,460
    200 Biopure Corporation+                        5,274        1,400 Broadwing Inc.+                            34,230
    100 Biosite Diagnostics Incorporated+           4,480        1,600 Brocade Communications
    100 BioSource International, Inc.+                630                Systems, Inc.+                           70,384


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                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2001 (UNAUDITED)

 SHARES DESCRIPTION                                 VALUE       SHARES DESCRIPTION                                 VALUE
------------------------------------------------------------------------------------------------------------------------
    100 Brooks Automation, Inc.+                 $  4,610          900 CNET Networks, Inc.+                     $ 11,700
    200 Brooktrout Inc.+                            1,544          300 CNF Transportation Inc.                     8,475
    200 Brown & Brown                               8,398          300 CONMED Corporation+                         7,815
    100 Brown Shoe Company, Inc.                    1,805          500 CONSOL Energy Inc.                         12,650
    300 Bruker Daltonics, Inc.+                     4,521          400 COR Therapeutics, Inc.+                    12,200
    100 Brush Engineered Materials Inc.             1,600          200 CPB Inc.                                    5,916
    100 Bryn Mawr Bank Corporation                  3,100          100 CPI Corp.                                   2,450
    500 Buca, Inc.+                                10,875          400 CSG Systems International, Inc.+           22,704
    100 Buckeye Partners, LP                        3,452          100 CSS Industries, Inc.+                       2,576
    200 Buckeye Technologies Inc.+                  2,880          300 CTB International Corp.+                    2,658
    600 Buckhead America Corporation+               1,236          200 CTC Communications Group, Inc.+               612
  1,400 Burke Mills, Inc.+                            700          300 CTN Media Group, Inc.+                        450
    300 Burlington Coat Factory Warehouse                          200 CTS Corporation                             4,100
          Corporation                               6,000          100 CUNO Incorporated+                          3,000
    200 Burnham Pacific Properties, Inc.              960          100 CV Therapeutics, Inc.+                      5,700
    100 Bush Industries, Inc. (Class A)             1,315          500 CYTOGEN Corporation+                        2,700
    100 CACI International Inc. (Class A)+          4,700          300 Cable Design Technology+                    4,848
    200 CAIS Internet, Inc.+                          148          900 Cablevision Systems Corporation
    100 CARBO Ceramics Inc.                         3,705                (Class A)+                               52,650
    100 CB Richard Ellis Services Inc.+             1,570          500 Cabot Corporation                          18,010
    100 CBL & Associates Properties, Inc.           3,069          200 Cabot Industrial Trust                      4,200
    400 CBRL Group, Inc.                            6,780          200 Cabot Microelectronics Corporation+        12,400
    200 CCC Information Services Group Inc.+        1,188          300 Cabot Oil & Gas Corporation (Class A)       7,320
    200 C-COR.net Corp.+                            2,400          300 CacheFlow Inc.+                             1,479
    200 C&D Technologies, Inc.                      6,200        1,600 Cadence Design Systems, Inc.+              29,808
    100 CDI Corp.+                                  1,699          200 Cagle's Inc. (Class A)                      2,220
    600 CDW Computer Centers, Inc+                 23,826          200 Cal Dive International, Inc.+               4,920
    200 CEC Entertainment Inc.+                     9,870          300 Caldera International, Inc.+                  435
    500 CERBCO, Inc. (Class A)                      1,250          300 Calgon Carbon Corporation                   2,355
    100 CH Energy Group, Inc.                       4,395          200 Calico Commerce, Inc.+                         58
    600 C.H. Robinson Worldwide, Inc.              16,734          400 California Coastal Communities, Inc.+       1,868
    200 CHRONIMED Inc.+                             1,080          100 California Micro Devices Corporation+         705
    400 CIBER, Inc.+                                3,740          100 California Pizza Kitchen, Inc.+             2,325
  2,200 CIENA Corporation+                         83,600          200 Caliper Technologies Corp.+                 4,210
    100 CIMA Labs Inc.+                             7,850          500 Callaway Golf Company                       7,900
    200 CLARCOR Inc.                                5,370          200 Cambrex Corporation                        10,116
  2,000 CMGI Inc.+                                  6,000          400 Cambridge Technology Partners, Inc.+        1,416
    900 CMI Corporation (Class A) +                 2,520          200 Camden National Corporation                 3,200
  1,200 CNA Financial Corporation+                 47,340          300 Camden Property Trust                      11,010
    100 CNA Surety Corporation                      1,400          100 Caminus Corporation+                        2,697
    200 CNB Financial Corp.                                        100 Capital Automotive                          1,800
          (NY Registered Shares)                    3,684          100 Capital City Bank Group, Inc.               2,487


28

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                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2001 (UNAUDITED)

 SHARES DESCRIPTION                                 VALUE       SHARES DESCRIPTION                                 VALUE
------------------------------------------------------------------------------------------------------------------------
    600 Capital Pacific Holdings, Inc.+          $  2,400          500 Centillium Communications, Inc.+         $ 12,370
    200 Capitol Bancorp Ltd.                        2,770          500 Centra Software, Inc.+                      8,495
    500 Capitol Federal Financial                   9,665           20 Central Coast Bancorp+                        494
    100 Capitol Transamerica Corporation            1,523          500 Central European Distribution
    500 Capstone Turbine Corporation+              11,245                Corporation+                              2,245
    200 Captaris Inc.+                                416          100 Central Garden & Pet Company+                 949
    200 Captec Net Lease Realty, Inc.               2,662          100 Central Parking Corporation                 1,870
    200 Caraustar Industries, Inc.                  1,840          300 Cephalon, Inc.+                            21,150
    100 CardioDynamics International                               100 Ceres Group, Inc.+                            545
          Corporation+                                537        1,000 Ceridian Corporation+                      19,170
    200 Career Education Corporation+              11,980          200 Cerner Corporation+                         8,400
  1,500 Caremark Rx, Inc.+                         24,675          100 Cerus Corporation+                          7,257
    200 Carlisle Companies Incorporated             6,974          300 Champion Enterprises,  Inc.+                3,414
  2,900 Carlyle Industries, Inc.+                     957          700 Champion Industries, Inc.                   2,156
    100 Carpenter Technology Corporation            2,929          200 Charles E. Smith Residential
    400 CarrAmerica Realty Corporation             12,200                Realty, Inc.                             10,030
    100 Carreker Corporation+                       2,150          300 Charles River Laboratories
    200 Carrier Access Corporation+                 1,198                International, Inc.+                     10,200
    200 Carrollton Bancorp                          2,340          100 Charlotte Russe Holding Inc.+               2,680
    300 Carter-Wallace, Inc.                        5,805          700 Charming Shoppes, Inc.+                     4,200
    300 Cascade Financial Corporation+              2,400        1,900 Charter Communications, Inc.
    100 Cascade Natural Gas Corporation             2,130                (Class A)+                               44,365
    200 Casella Waste Systems, Inc.+                2,500          300 Chase Industries Inc.+                      2,802
    700 Casey's General Stores, Inc.                9,100          100 Chateau Communities, Inc.                   3,140
    300 Casino Data Systems+                        2,766          200 Cheap Tickets, Inc.+                        3,020
    400 Catalina Marketing Corporation+            12,204          500 CheckFree Corp.+                           17,535
    200 Catalyst Semiconductor, Inc.+                 836          200 Checkpoint Systems, Inc.+                   3,520
     66 Catalytica Energy Systems, Inc.+            1,432          300 The Cheesecake Factory Incorporated+        8,490
    300 Catapult Communications Corporation+        6,750          100 Chelsea Property Group, Inc.                4,690
    700 Catellus Development Corporation+          12,215          100 Chemed Corporation                          3,614
    200 The Cato Corporation (Class A)              3,904          100 ChemFirst Inc.                              2,620
    100 C-bridge Internet Solutions, Inc.+            165          128 Chemical Financial Corporation              3,776
    200 Cedar Fair, LP                              4,552          100 Chesapeake Corporation                      2,475
    600 Cedar Income Fund, Ltd.                     2,100        1,100 Chesapeake Energy Corporation+              7,480
    100 Celeritek, Inc.+                            1,495          100 Chesapeake Utilities Corporation            1,888
    500 Celgene Corporation+                       14,425          100 Chicago Rivet & Machine Co.                 1,960
    200 Cell Genesys, Inc.+                         4,100          150 Chico's FAS, Inc.+                          4,463
    100 Cell Pathways, Inc.+                          633          200 The Children's Place Retail
    200 Cell Therapeutics, Inc.+                    5,528                Stores, Inc.+                             5,360
    600 Centennial Communications Corp.+            7,914          300 Childtime Learning Centers, Inc.+           2,355
    500 Center Trust, Inc.                          2,320        1,000 ChipPAC, Inc.+                             10,440
    100 CenterPoint Properties Corporation          5,020          500 Chiquita Brands International, Inc.+          710



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                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2001 (UNAUDITED)

 SHARES DESCRIPTION                                 VALUE       SHARES DESCRIPTION                                 VALUE
------------------------------------------------------------------------------------------------------------------------
    100 Chittenden Corporation                   $  3,365          100 Columbus McKinnon Corporation            $  1,125
    300 Choice Hotels International, Inc.+          4,500          200 Com21, Inc.+                                  358
    300 Choice One Communications Inc.+             2,022        1,000 Comdisco, Inc.                              1,330
    450 ChoicePoint Inc.+                          18,922          200 Comfort Systems USA, Inc.+                    724
    300 Chordiant Software, Inc.+                     930          100 Comm Bancorp, Inc.                          2,950
    200 Chris-Craft Industries, Inc.+              14,280          200 Commerce Bancorp, Inc.                     14,020
    150 Christopher & Banks Corporation+            4,890          415 Commerce Bancshares, Inc.                  15,314
    100 ChromaVision Medical Systems, Inc.+           502          200 The Commerce Group, Inc.                    7,358
    300 Chromcraft Revington, Inc.+                 2,880        1,300 Commerce One, Inc.+                         7,592
    300 Church & Dwight Co., Inc.                   7,635          100 Commercial Bankshares, Inc.                 2,200
    100 Churchill Downs Incorporated                2,508          400 Commercial Federal Corporation              9,240
    100 Ciphergen Biosystems, Inc.+                   675          100 Commercial Metals Company                   3,203
    500 Cirrus Logic, Inc.+                        11,515          100 Commercial National Financial
    300 Citizens Banking Corporation                8,775                Corporation                               1,865
    135 Citizens, Inc.+                               923          200 Commonwealth Telephone
    100 City Holding Company                        1,306                Enterprises, Inc.+                        8,450
    300 City National Corporation                  13,287          300 CommScope, Inc.+                            7,050
    200 Claire's Stores, Inc.                       3,872          700 Communication Intelligence
    300 Clarent Corporation+                        2,757                Corporation+                                637
    200 Clarus Corporation+                         1,230          100 Community Bancshares Incorporated           3,775
    900 Clayton Homes, Inc.                        14,148          400 Community First Bankshares, Inc.            9,200
    100 Clayton Williams Energy, Inc.+              1,695          600 Community Health Care+                     17,700
    300 Cleco Corporation                           6,825          800 Compass Bancshares, Inc.                   21,200
    100 Cleveland-Cliffs Inc.                       1,850          300 CompuCredit Corporation+                    3,315
    200 Click Commerce, Inc.+                       1,800          500 Computer Horizons Corp.+                    1,555
    100 click2learn.com, Inc.+                        162          200 Computer Network Technology
    100 Closure Medical Corporation+                2,297                Corporation+                              2,122
    300 Coach, Inc.+                               11,415          200 Comstock Resources, Inc.+                   2,050
    200 Coastal Financial Corporation               2,450          200 Concord Camera Corp.+                       1,180
    100 Coca-Cola Bottling Co. Consolidated         3,935          100 Concord Communications, Inc.+                 900
    300 Cognex Corporation+                        10,155          200 Concurrent Computer Corporation+            1,400
    100 Cognizant Technology Solutions                             200 Conductus, Inc.+                            1,032
          Corporation+                              4,245          600 Conectiv, Inc.                             12,960
    200 Coherent, Inc.+                             7,234          100 Conestoga Enterprises, Inc.                 2,955
    100 Cohu, Inc.                                  2,250          200 Connetics Corporation+                      1,516
  1,400 Cold Metal Products, Inc.                   1,610          300 Constellation Brands, Inc. (Class A)+      12,300
    100 Coldwater Creek Inc.+                       2,600          400 Continental Airlines, Inc. (Class B)+      19,700
    100 Collateral Therapeutics, Inc.+                600          400 Conventry Health Care Inc.+                 8,080
    700 The Colonial BancGroup, Inc.               10,066          100 Convera Corporation+                          500
    100 Colonial Properties Trust                   3,080          400 Cooper Cameron Corporation+                22,320
    200 Columbia Laboratories, Inc.+                1,618          100 Cooper Companies, Inc.                      5,140
    300 Columbia Sportswear Company+               15,297          100 CoorsTek, Inc.+                             3,750


30

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                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2001 (UNAUDITED)

 SHARES DESCRIPTION                                 VALUE       SHARES DESCRIPTION                                 VALUE
------------------------------------------------------------------------------------------------------------------------
    400 Copart, Inc.+                            $ 11,700          100 CryoLife, Inc.+                          $  4,091
    400 Copper Mountain Networks, Inc.+             1,640          100 Cubic Corporation                           3,159
    200 Corillian Corporation+                        800          100 Cubist Pharmaceuticals, Inc.+               3,800
    100 Corinthian Colleges, Inc.+                  4,707        1,200 Cuisine Solutions, Inc.+                    1,500
    400 Corio, Inc.+                                  500          400 Cullen/Frost Bankers, Inc.                 13,540
    300 Corixa Corporation+                         5,121          500 Culp, Inc.                                  2,250
    300 Corn Products International, Inc.           9,600          200 Cumulus Media Inc. (Class A)+               2,716
    200 The Corporate Executive Board                              300 CuraGen Corporation+                       10,920
          Company+                                  8,400          200 Curis, Inc.+                                  966
    100 Corporate Office Properties Trust           1,000          100 Curtiss-Wright Corporation                  5,370
    100 Corus Bankshares, Inc.                      6,025            4 Cybear Group+                                   2
    200 Corvas International, Inc.+                 2,356          400 Cyber-Care, Inc.+                             500
  2,400 Corvis Corporation+                        10,536          200 Cyberonics, Inc.+                           3,380
    600 Cosine Communications, Inc.+                1,344          100 CyberOptics Corporation+                    1,220
    100 Cost Plus, Inc.+                            3,000          200 CyberSource Corporation+                      324
    100 CoStar Group Inc.+                          2,630          200 Cygnus, Inc.+                               2,050
    200 Cotton States Life Insurance Company        2,340          200 Cylink Corporation+                           116
    100 Courier Corporation                         4,050          200 Cymer, Inc.+                                5,058
    300 Cousins Properties, Inc.                    8,055          300 Cypress Communications, Inc.+                  90
  1,300 Covad Communications Group, Inc.+           1,313          900 Cypress Semiconductor Corporation+         21,465
    400 Covance Inc.+                               9,060          300 Cysive, Inc.+                                 951
    200 Covansys Corporation+                       2,260          300 Cytec Industries Inc.+                     11,400
    300 Covanta Energy Corporation+                 5,538          800 Cytyc Corporation+                         18,440
    200 CoVest Bancshares, Inc.                     3,064          200 DDi Corp.+                                  4,000
    300 Covista Communications, Inc.+               1,575          100 D&E Communications, Inc.                    1,850
  3,800 Cox Communications, Inc. (Class A)+       168,340          400 DENTSPLY International Inc.                17,740
    300 Cox Radio, Inc. (Class A)+                  8,355          600 DHB Capital Group Inc.+                     1,320
    300 Crawford & Company (Class B)                5,400          300 DIMON Incorporated                          3,000
    300 Credence Systems Corporation+               7,272          500 DMC Stratex Networks, Inc.+                 5,000
    300 Credit Acceptance Corporation+              2,310          900 DPL Inc.                                   26,064
    500 Cree, Inc.+                                13,072          400 DQE, Inc.                                   9,000
  1,000 Crescent Operating, Inc.+                     750          555 D.R. Horton, Inc.                          12,598
    700 Crescent Real Estate                                       300 DSET Corporation+                             180
          Equities Company                         17,199        1,000 DSL.net, Inc.+                                820
    100 Crestline Capital Corporation+              3,108          200 DSP Group, Inc.+                            4,290
    900 Critical Path, Inc.+                          918          800 DST Systems, Inc.+                         42,160
    800 Crompton Corporation                        8,720          100 Daily Journal Corporation+                  2,710
    200 Crossroads Systems, Inc.+                   1,298          500 Dairy Mart Convenience Stores, Inc.+        1,725
    200 CrossWorlds Software, Inc.+                   620          600 Daktronics, Inc.+                           9,234
  1,400 Crown Castle International Corp.+          22,960          100 Daleen Technologies, Inc.+                     82
    800 Crown Cork & Seal Company, Inc.             3,000          200 Dal-Tile International Inc.+                3,710
    200 Crown Media Holdings, Inc. (Class A)+       3,710          500 Daniel Green Company+                       1,750



                                                                              31
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                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2001 (UNAUDITED)

 SHARES DESCRIPTION                                 VALUE       SHARES DESCRIPTION                                 VALUE
------------------------------------------------------------------------------------------------------------------------
    500 Danielson Holding Corporation+           $  2,225          200 Digital Lightwave, Inc.+                 $  7,392
    300 Data Return Corporation+                      525          300 Digital River, Inc.+                        1,350
    100 Dataram Corporation+                          990          200 DigitalThink, Inc.+                         1,404
    200 Datascope Corp.                             9,218          200 Digitas Inc.+                                 880
    100 Datastream Systems, Inc.+                     754          700 Dime Bancorp, Inc.                         26,075
    100 Datum Inc.+                                 1,350          200 Dionex Corporation+                         6,650
  6,900 Davel Communications, Inc.+                   414          200 Direct Focus, Inc.+                         9,500
    600 DaVita, Inc.+                              12,198        1,100 Disc Graphics, Inc.+                          990
    100 Davox Corporation+                            830          100 Ditech Communications Corporation+            742
    200 Dawson Geophysical Company+                 1,930          100 Diversa Corporation+                        2,034
    300 Dean Foods Company                         11,982          300 Divine Inc. (Class A)+                        630
    210 Del Laboratories, Inc.+                     2,205          200 Dobson Communications Corporation
    300 Del Monte Foods Company+                    2,514                (Class A)+                                3,410
    200 Del Webb Corporation+                       7,738          100 Docent, Inc.+                               1,000
    900 dELiA*s Corp. (Class A)+                    7,200          200 Documentum, Inc.+                           2,584
    100 Delphi Financial Group, Inc. (Class A)      3,850          400 Dole Food Company, Inc.                     7,620
    300 Delta and Pine Land Company                 5,895          200 Dollar Thrifty Automotive Group, Inc.+      4,800
    100 Delta Natural Gas Company, Inc.             1,960          700 Dollar Tree Stores, Inc.+                  19,488
    100 Deltathree.com, Inc. (Class A)+                74          200 Dominion Homes, Inc.+                       1,920
    100 Deltek Systems, Inc.+                         712          300 Donaldson Company, Inc.                     9,345
    100 Deltic Timber Corporation                   2,880           66 Donegal Group Inc. (Class B)                  760
    100 Denbury Resources Inc.+                       940          200 Donnelly Corporation                        2,840
    100 Dendreon Corporation+                       1,673          300 Doral Financial Corporation                10,290
    300 Dendrite International, Inc.+               2,250          200 Dot Hill Systems Corp.+                       370
      1 Deutsche Telekom AG (ADR)*                     15          900 DoubleClick Inc.+                          12,564
    400 Developers Diversified Realty                              300 Dover Downs Entertainment, Inc.             4,620
          Corporation                               7,352          200 Downey Financial Corp.                      9,452
    500 DeVry, Inc.+                               18,060          200 The Dress Barn, Inc.+                       4,550
    300 DevX Energy, Inc.+                          1,965          400 Drew Industries Incorporated+               3,000
    200 Diagnostic Products Corporation             6,640          300 Dreyer's Grand Ice Cream, Inc.              8,370
    600 The Dial Corporation                        8,550          100 Dril-Quip, Inc.+                            2,153
    200 Diametrics Medical, Inc.+                     560          100 Drovers Bancshares Corp.                    2,740
    900 Diamond Offshore Drilling, Inc.            29,745          700 Drugstore.com, Inc.+                          791
    100 DiamondCluster International, Inc.                         200 Duane Read Inc.+                            6,500
          (Class A)+                                1,273          200 Ducommun Incorporated+                      2,600
    100 Dice Inc.+                                    218          800 Duke-Weeks Realty Corporation              19,880
    500 Diebold, Incorporated                      16,075          100 DuPont Photomasks, Inc.+                    4,825
    100 Digene Corporation+                         4,080          100 Dura Automotive Systems, Inc.+              1,600
    100 Digex, Inc.+                                1,300          500 Duramed Pharmaceuticals, Inc.+              8,945
    100 Digimarc Corporation+                       2,415          200 Durect Corporation+                         2,800
    200 Digital Impact, Inc.+                         250          100 Dyax Corp.+                                 1,743
    200 Digital Insight Corporation+                4,420          300 Dycom Industries, Inc.+                     6,879


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                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2001 (UNAUDITED)

 SHARES DESCRIPTION                                 VALUE       SHARES DESCRIPTION                                 VALUE
------------------------------------------------------------------------------------------------------------------------
    300 EEX Corporation+                         $    843          900 Electronic Arts Inc.+                    $ 52,110
    300 EGL, Inc.+                                  5,238          400 Electronics Boutique Holdings Corp.+       12,700
    700 E-LOAN, Inc.+                                 735          400 Electronics for Imaging, Inc.+             11,800
    300 EMC Insurance Group, Inc.                   4,578          700 Ellett Brothers, Inc.                       2,100
    100 EMCOR Group, Inc.+                          3,615          400 eLoyalty Corporation+                         400
    200 EMCORE Corporation+                         6,150        1,000 eMachines, Inc.+                              195
    900 ENSCO International Incorporated           21,060          200 eMagin Corporation+                           420
    240 ESB Financial Corporation                   3,036          200 Embarcadero Technologies, Inc.+             4,462
    300 ESS Technology, Inc.+                       2,100          200 eMerge Interactive, Inc. (Class A)+           232
  2,100 E* TRADE Group, Inc.+                      13,545          300 Emisphere Technologies, Inc.+               8,721
    500 The E.W. Scripps Company (Class A)         34,500          300 Emmis Communications Corporation
    300 EXE Technologies, Inc.+                     1,758                (Class A)+                                9,225
    200 Eagle Bancshares, Inc.                      3,020          100 Empire District Electric Company            2,069
    300 The Earthgrains Company                     7,800          600 Emulex Corporation+                        24,240
    900 EarthLink, Inc.+                           12,690          100 Encompass Services Corporation+               895
    700 EarthShell Corporation+                     2,380          400 Endo Pharmaceuticals Holdings, Inc.+        3,900
    400 East West Bancorp, Inc.                    10,800          100 Endocare, Inc.+                             1,599
    200 The Eastern Company                         3,072          200 Energen Corporation                         5,520
    500 EasyLink Services Corporation                              600 Energizer Holdings, Inc.+                  13,770
          (Class A)+                                  275          300 Energy Conversion Devices, Inc.+            8,400
    500 Eaton Vance Corp.                          17,400          800 Energy East Corporation                    16,728
  1,800 eBay Inc.+                                123,282          200 Energy Partners, Ltd.+                      2,682
    100 eBenX Inc.+                                   328          200 Energy West Incorporated                    2,360
    200 Echelon Corporation+                        6,152        1,100 Engage, Inc.+                                 803
  2,500 Echo Bay Mines Ltd.+                        2,450          225 Engineered Support Systems, Inc.            8,818
  1,600 EchoStar Communications                                    800 Enercorp, Inc.+                               800
          Corporation (Series A)+                  51,872          100 EnergySouth, Inc.                           2,180
    200 Eclipsys Corporation+                       5,620          200 Entegris Inc.+                              2,290
    200 Eden Bioscience Corporation+                1,998          300 Entercom Communications Corp.+             16,083
    300 Edison Schools, Inc.+                       6,852          300 Enterprise Products Partners LP            11,856
    200 Education Management Corporation+           8,010          100 Entertainment Properties Trust              1,825
    400 Edwards Lifesciences Corporation+          10,544           25 Entrada Networks, Inc.+                        17
    300 eFunds Corporation+                         5,580          400 Entravision Communications Corporation
    200 eGain Communications Corporation+             538                (Class A)+                                4,920
 14,100 Einstein/Noah Bagel Corp.+                  1,410          100 EntreMed, Inc.+                             1,600
    300 El Paso Electric Company+                   4,797          300 Entrust Technologies Inc.+                  2,127
    100 Elantec Semiconductor, Inc.+                3,379        5,100 EnviroSource, Inc.+                           867
    200 Elcor Corporation                           4,050          205 Enzo Biochem, Inc.+                         6,970
    200 Electric Fuel Corporation+                    508          300 Enzon, Inc.+                               18,750
    100 Electric Lightwave, Inc.+                     131          450 E.piphany, Inc.+                            4,572
    200 Electro Scientific Industries, Inc.+        7,620          100 ePlus inc.+                                 1,054
    100 Electroglas, Inc.+                          1,770          200 ePresence, Inc.+                              824


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                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2001 (UNAUDITED)

 SHARES DESCRIPTION                                 VALUE       SHARES DESCRIPTION                                 VALUE
    100 Eprise Corporation+                      $     86          100 F&M Bancorp                              $  2,980
    500 Equinix, Inc.+                                535          200 F&M National Corporation                    8,000
    400 Equitable Resources, Inc.                  13,324          300 FMS Financial Corporation                   2,415
  2,100 Equity Office Properties Trust             66,423          105 F.N.B. Corporation                          3,098
    100 Equity One, Inc.                            1,124          200 FNB Corp.                                   2,900
    900 Equity Residential Properties Trust        50,895          200 FNB Financial Services Corporation          2,820
    400 Erie Indemnity Company (Class A)           11,900          200 FPIC Insurance Group, Inc.+                 2,612
    200 eSPEED, Inc. (Class A)+                     4,400          200 FSI International, Inc.+                    2,520
    100 Essex Property Trust, Inc.                  4,955          300 F.Y.I. Incorporated+                       12,300
    800 The Estee Lauder Companies Inc.                            200 Fab Industries, Inc.                        2,830
          (Class A)                                34,480          100 Factory 2-U Stores Inc.+                    2,935
    100 Esterline Technologies Corporation+         2,175          200 FactSet Research Systems Inc.               7,140
    300 Ethan Allen Interiors Inc.                  9,750          150 Fair, Isaac and Company, Incorporated       9,273
    600 Ethyl Corporation                             810          700 Fairchild Semiconductor Corporation
  4,600 Europa Cruises Corporation+                 3,910                (Class A)+                               16,100
    100 Evergreen Resources, Inc.+                  3,800          300 Falcon Products, Inc.                       2,130
    100 Evolve Software, Inc.+                         57        1,200 Family Dollar Stores, Inc.                 30,756
    300 Exabyte Corporation+                          288          300 Fastenal Company                           18,594
    300 Exar Corporation+                           5,928          200 Fedders Corporation                         1,040
    900 Excel Legacy Corporation+                   1,863          300 Federal Agricultural Mortgage
    100 Excel Technology, Inc.+                     2,208                Corporation (Class A)+                    8,565
    300 eXcelon Corporation+                          441          500 Federal-Mogul Corporation                     845
    400 Exchange Applications, Inc.+                  432          300 Federal Realty Investment Trust             6,222
    300 Exelixis, Inc.+                             5,691          300 Federal Signal Corporation                  7,041
    200 Exide Corporation                           2,300          800 Federated Investors, Inc. (Class B)        25,760
  3,700 Exodus Communications, Inc.+                7,622          300 FelCor Lodging Trust Inc.                   7,020
    100 Exolon-ESK Company+                         1,200          200 Ferro Corporation                           4,362
    300 Expedia, Inc. (Class A)+                   13,980          300 FiberNet Telecom Group, Inc.+                 339
    400 Expeditors International of                              1,200 Fidelity Federal Bancorp+                   2,244
          Washington, Inc.                         24,000          500 Fidelity National Financial, Inc.          12,285
    600 Express Scripts, Inc. (Class A)+           33,018          200 FileNET Corporation+                        2,960
    700 Extended Stay America, Inc.+               10,500          300 Financial Industries Corporation            3,765
    100 Extended Systems Incorporated+                692        1,200 Finisar Corporation+                       22,416
    100 Extensity, Inc.+                            1,010          300 FinishMaster, Inc.+                         2,250
    800 Extreme Networks, Inc.+                    23,600          300 Fire Pond, Inc.+                              336
    600 Exult Inc.+                                10,230          400 The First American Financial
    100 F5 Networks, Inc.+                          1,757                Corporation                               7,576
    200 FEI Company+                                8,200          100 First Bancorp                               2,463
    100 FFLC Bancorp, Inc.                          1,879          200 First Busey Corporation                     4,286
    500 FFP Marketing Company, Inc.+                1,050          100 First Charter Corporation                   1,875
    900 The FINOVA Group Inc.                       3,330          100 First Citizens BancShares, Inc.
    400 FLAG Financial Corporation                  2,600                (Class A)                                10,850


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                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2001 (UNAUDITED)

 SHARES DESCRIPTION                                 VALUE       SHARES DESCRIPTION                                 VALUE
------------------------------------------------------------------------------------------------------------------------
    200 First Commonwealth Financial                               300 Fossil, Inc.+                            $  6,225
          Corporation                            $  3,000          400 Foster Wheeler Ltd.                         3,620
    400 First Federal Bancorp, Inc.                 2,266          800 Foundry Networks, Inc.+                    15,984
    200 First Federal Financial Corporation                      1,200 Fox Entertainment Group, Inc.
          of Kentucky                               3,300                (Class A)+                               33,480
    310 First Financial Bancorp                     5,295          400 Franchise Finance Corporation
    100 First Financial Holdings, Inc.              2,300                of America                               10,044
    600 First Health Group Corp.+                  14,472        5,400 Frederick Brewing Co.+                        432
    300 First Horizon Pharmaceutical                               100 Fred's, Inc.                                2,575
          Corporation+                              9,630          300 FreeMarkets, Inc.+                          6,000
    300 First Industrial Realty Trust, Inc.         9,642          500 Fremont General Corporation                 3,250
    100 First M&F Corporation                       2,300          100 Fresh Del Monte Produce Inc.+               1,103
    100 First Merchants Corporation                 2,393          500 Friede Goldman Halter, Inc.+                  220
    300 First Midwest Bancorp, Inc.                 8,895          600 Friedman Industries, Incorporated           1,890
    200 First Niagara Financial Group, Inc.         3,106          300 Frontier Airlines, Inc.+                    3,675
    115 First Place Financial Corp.                 1,486          400 Frontier Oil Corporation                    5,300
    300 First Sentinel Bancorp Inc.                 4,071          300 Frontline Capital Group+                      450
    300 First Southern Bancshares                   1,950          800 Frozen Food Express Industries, Inc.+       2,160
    900 First Tennessee National Corporation       31,239          200 FuelCell Energy, Inc.+                      4,618
  1,000 First Union Real Estate Equity &                         1,000 Full House Resorts, Inc.+                     650
          Mortgage Investments +                    2,300          425 Fulton Financial Corporation                8,696
    200 First United Corporation                    2,700          300 Furniture Brands International, Inc.+       8,400
    300 First Virginia Banks, Inc.                 14,136          100 FutureLink Corp.+                              99
    100 Firstbank Corp.+                            2,699          300 GATX Corporation                           12,030
    100 FirstFed Financial Corp.+                   2,980          100 GBC Bancorp                                 2,855
    600 FirstMerit Corporation                     15,840          100 GC Companies, Inc.+                            45
    400 Fisher Scientific International Inc.+      11,600          100 G & K Services, Inc. (Class A)              2,690
    200 Flanigan's Enterprises, Inc.                  990          100 GRIC Communications, Inc.+                    300
    100 Fleetwood Enterprises, Inc.                 1,408          200 GTECH Holdings Corporation+                 7,102
    300 Fleming Companies, Inc.                    10,710          100 Gables Residential Trust                    2,995
    200 Flexsteel Industries, Inc.                  2,396          100 Gadzooks, Inc.+                             1,309
    300 Florida East Coast Industries, Inc.        10,620          500 Gadzoox Networks, Inc.+                     1,605
    100 Florida Public Utilities Company            1,749           60 Gaiam, Inc.+                                  852
    100 Florida Rock Industries, Inc.               4,690          600 Galileo International, Inc.                19,500
    100 Flowers Foods, Inc.+                        3,135          300 Gartner Group, Inc. (Class B)+              2,760
    200 Flowserve Corporation+                      6,150          200 Gaston Federal Bancorp, Inc.                2,472
    400 Focal Communications Corporation+             944          400 Gaylord Container Corporation (Class A)+      420
    100 Footstar, Inc.+                             3,440          200 Gaylord Entertainment Company+              5,760
    200 Forest City Enterprises, Inc. (Class A)    11,000        2,700 Gemstar-TV Guide
    300 Forest Oil Corporation+                     8,400                International, Inc.+                    118,800
    100 Forrester Research, Inc.+                   2,259          300 GenCorp Inc.                                3,840
    100 Forward Air Corporation+                    2,995          200 Gene Logic Inc.+                            4,360


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                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2001 (UNAUDITED)

 SHARES DESCRIPTION                                 VALUE       SHARES DESCRIPTION                                 VALUE
------------------------------------------------------------------------------------------------------------------------
    300 Genelabs Technologies, Inc.+             $    618          100 Gliatech Inc.+                           $    425
    300 Genencor International Inc.+                4,767          200 Glimcher Realty Trust                       3,580
  1,200 Genentech, Inc.+                           66,120          700 Global Industries, Ltd.+                    8,729
    300 General Binding Corporation+                3,180        1,200 Global Marine Inc.+                        22,356
    200 General Cable Corporation                   3,710          260 Global Payments Inc.                        7,826
    100 General Communication, Inc.                                100 GlobalNet Financial.com, Inc.+                 26
          (Class A)+                                1,210          500 GlobeSpan, Inc.+                            7,300
    400 General Growth Properties, Inc.            15,744          300 Globix Corporation+                           603
    500 General Magic, Inc.+                          515          500 GoAmerica, Inc.+                            1,060
  5,800 General Motors Corporation                               2,200 Gold Reserve Inc.+                          2,574
          (Class H)+                              120,988          600 Golden Enterprises, Inc.                    2,280
    300 General Semiconductor, Inc.+                3,138          900 Golden State Bancorp Inc.                  27,720
    100 Genesco Inc.+                               3,360          900 The Goldman Sachs Group, Inc.              77,220
    400 Genome Therapeutics Corp.+                  5,936          100 The Gorman-Rupp Company                     2,410
    200 Genomic Solutions Inc.+                       970          400 GoTo.com, Inc.+                             7,780
    200 GenRad, Inc.+                               1,200          250 Graco Inc.                                  8,250
    800 Genta Incorporated+                        10,712          150 Granite Construction Incorporated           3,813
    100 Gentek, Inc.                                  530          700 Grant Prideco, Inc.+                       12,243
    600 Gentex Corporation+                        16,722          200 Gray Communications Systems, Inc.
    100 Gentiva Health Services, Inc.+              1,800                (Class B)                                 3,020
  2,500 Genuity Inc.+                               7,800          300 Great American Financial
  1,276 Genzyme Corporation+                       77,836                Resources, Inc.                           5,412
    100 Genzyme Molecular Oncology+                 1,355          200 The Great Atlantic & Pacific Tea
    200 Genzyme Transgenics Corporation+            1,988                Company, Inc.                             2,960
    300 Georgia Gulf Corporation                    4,650          700 Great Lakes Aviation, Ltd.+                   875
    500 Georgia-Pacific Corporation                                200 Great Lakes REIT, Inc.                      3,642
          (Timber Group)                           17,875       13,400 Greate Bay Casino Corporation+                415
    200 Geoworks Corporation+                         300          300 Greater Bay Bancorp                         7,494
    100 Gerber Scientific, Inc.                     1,095          200 Greater Community Bancorp                   2,150
    110 German American Bancorp                     1,743          700 GreenPoint Financial Corp.                 26,880
    100 Geron Corporation+                          1,400          100 Greif Bros. Corporation (Class A)           3,035
    400 Getty Images, Inc.+                        10,504        1,200 Grey Wolf, Inc.+                            4,800
    100 Getty Realty Corporation                    1,916          200 Griffin Land & Nurseries, Inc.+             3,400
    300 Giant Industries, Inc.+                     2,640          200 Griffon Corporation+                        2,200
    100 Gibraltar Steel Corporation                 1,960          322 Grubb & Ellis Company+                      1,771
    600 Gilead Sciences, Inc.+                     34,914          100 Guess?, Inc.+                                 670
  1,100 Gish Biomedical, Inc.+                      1,210          900 Guilford Mills, Inc. +                      1,863
    100 Glacier Bancorp, Inc.                       1,900          400 Guilford Pharmaceuticals Inc.+             13,600
    200 Glacier Water Services, Inc.+               1,830          100 Guitar Center, Inc.+                        2,113
  1,200 Glassmaster Company+                          612          200 The Gymboree Corporation+                   1,700
    500 Glenayre Technologies, Inc.+                  640          200 H Power Corp.+                              1,942
    300 Glenborough Realty Trust Incorporated       5,790          500 HA-LO Industries, Inc.+                       200


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                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2001 (UNAUDITED)

 SHARES DESCRIPTION                                 VALUE       SHARES DESCRIPTION                                 VALUE
------------------------------------------------------------------------------------------------------------------------
    100 H.B. Fuller Company                      $  4,990          400 Healthcare Services Group, Inc.+         $  2,840
    400 HCC Insurance Holdings, Inc.                9,800          600 Hearst-Argyle Television, Inc.+            12,000
    100 HEICO Corporation                           1,920          225 Heartland Express, Inc.+                    5,130
    100 HEICO Corporation (Class A)                 1,795          100 Heartland Partners LP (Class A)+            1,450
  1,400 HMI Industries Inc.+                        1,750          100 Hector Communications Corporation+          1,270
    200 HMN Financial, Inc.                         3,420          100 Heidrick & Struggles
    200 HNC Software Inc.+                          3,900                International, Inc.+                      2,033
    400 HON INDUSTRIES Inc.                         9,688          200 Helix Technology Corporation                6,096
    300 HPSC, Inc.+                                 2,535          300 Heller Financial, Inc. (Class A)           12,000
  1,000 HRPT Properties Trust                       9,730          300 Helmerich & Payne, Inc.                     9,246
    100 HS Resources, Inc.+                         6,480          300 Henry Schein, Inc.+                        12,018
    200 Haemonetics Corporation+                    6,100          100 Herbalife International, Inc. (Class A)       999
    200 Haggar Corp.                                2,070          100 Herley Industries, Inc.+                    1,770
    200 Hain Celestial Group, Inc.+                 4,400          500 Herman Miller, Inc.                        12,100
    200 Hall, Kinion & Associates, Inc.+            1,612          200 Hexcel Corporation+                         2,550
    200 Hampshire Group, Limited+                   2,000        1,100 Hibernia Corporation (Class A)             19,580
    200 Handleman Company+                          3,350          100 Hickory Tech Corporation                    1,600
    900 Handspring, Inc.+                           6,930          100 hi/fn, inc.+                                1,513
    449 Hanover Compressor Company+                14,857          600 High Speed Access Corp.+                      720
  4,100 Hanover Direct, Inc.+                         492          400 Highwoods Properties, Inc.                 10,660
 13,100 Hanover Gold Company, Inc.+                 2,489          400 Hillenbrand Industries, Inc.               22,844
    200 Hardinge, Inc.                              2,896          500 Hines Horticulture, Inc.+                   1,960
    200 Harleysville Group Inc.                     5,950          700 Hi-Shear Technology Corporation+            1,050
    200 Harman International Industries,                           700 Hispanic Broadcasting Corporation+         20,083
          Incorporated                              7,618          700 Hollinger International Inc.                9,625
    300 Harmonic Inc.+                              3,000          100 Holly Corporation                           1,838
    500 Harris Corporation                         13,605          900 Hollywood Entertainment Corporation+        7,614
  1,100 Harry's Farmers Market, Inc. (Class A)+       682          200 Hollywood Media Corp.+                        900
    300 Harsco Corporation                          8,139          200 Home Properties of New York, Inc.           6,020
    500 Harte-Hanks, Inc.                          12,380        1,000 Homeland Holding Corporation+                 340
    800 Hartmarx Corporation+                       2,008          700 HomeStore.com, Inc.+                       24,472
    100 Hastings Manufacturing Company                495          400 Hooper Holmes, Inc.                         4,080
    800 Hawaiian Airlines, Inc.+                    2,600          300 Horace Mann Educators Corporation           6,465
    200 Hawaiian Electric Industries, Inc.          7,640          600 Horizon Offshore, Inc.+                     8,100
    300 Hawkins, Inc.                               2,625          900 Hormel Foods Corporation                   21,906
    500 Headwaters Incorporated+                    8,000          400 Hospitality Properties Trust               11,400
    400 Health Care Property Investors, Inc.       13,760        1,500 Host Funding Inc.+                            135
    100 Health Care REIT, Inc.                      2,375        1,600 Host Marriott Corporation                  20,032
  1,600 Health Management Associates, Inc.                         200 Hot Topic, Inc.+                            6,220
          (Class A)+                               33,664          100 Hotel Reservations Network, Inc.
    800 Health Net Inc.+                           13,920                (Class A)+                                4,653
    200 Healthcare Realty Trust, Inc.               5,260          200 HotJobs.com, Ltd.+                          1,800


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                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2001 (UNAUDITED)

 SHARES DESCRIPTION                                 VALUE       SHARES DESCRIPTION                                 VALUE
------------------------------------------------------------------------------------------------------------------------
    200 Houghton Mifflin Company                 $ 11,986          100 I-STAT Corporation+                      $  1,474
    100 The Houston Exploration Company+            3,125        1,400 ITC/\ DeltaCom, Inc.+                       5,600
    400 Hubbell Incorporated (Class B)             11,600          200 ITT Educational Services, Inc.+             9,000
    700 Hudson City Bancorp, Inc.                  16,163          300 ITXC Corp.+                                 2,100
    800 Hudson Hotels Corporation+                    560        1,350 IVAX Corporation+                          52,650
    100 Hudson River Bancorp, Inc.                  1,810          100 IVEX Packaging Corporation+                 1,900
    440 Hudson United Bancorp                      11,220          200 IXYS Corporation+                           3,120
    100 Huffy Corporation+                            964        2,700 i2 Technologies, Inc.+                     53,460
    200 Hughes Supply, Inc.                         4,730          300 i3 Mobile, Inc.+                              870
    100 Hugoton Royalty Trust                       1,256          100 iAsiaWorks, Inc.+                              19
    800 Human Genome Sciences, Inc.+               48,200          300 iBasis, Inc.+                               1,500
    300 Humphrey Hospitality Trust, Inc.            1,017          800 iBEAM Broadcasting Corporation+               312
    200 Hungarian Telephone and Cable Corp.+        1,050          100 Ibis Technology Corporation+                1,103
    300 Hungry Minds, Inc.+                         2,046          200 Identix Incorporated+                       1,250
    300 Hunt Corporation                            1,950          500 iGATE Capital Corporation+                  2,495
    200 Hutchinson Technology Incorporated+         3,810          100 Illumina, Inc.+                             1,178
    300 Hydril Company+                             6,831          200 Illuminet Holdings, Inc.+                   6,290
  2,900 Hydron Technologies, Inc.+                  1,160          500 I-many, Inc.+                               6,750
    200 Hypercom Corporation+                         960          200 Imation Corp.+                              5,040
    300 Hyperion Solutions Corporation+             4,500          500 Imclone Systems+                           26,400
  9,900 HyperMedia Communications, Inc.+            2,673          200 Immersion Corporation+                      1,400
    100 Hyseq, Inc.+                                1,150        1,200 The Immune Response Corporation+            5,700
    700 IBP, Inc.                                  17,675        3,600 Immunex Corporation+                       63,900
    500 ICN Pharmaceuticals, Inc.                  15,860          200 ImmunoGen, Inc.+                            4,000
    400 ICOS Corporation+                          25,600          300 Immunomedics, Inc.+                         6,420
    300 IDAcorp Inc.                               10,464        1,500 Imperial Sugar Company+                       120
  1,000 IDEC Pharmaceuticals Corporation+          67,690          400 Incyte Pharmaceuticals, Inc.+               9,808
    100 IDEX Corporation                            3,400          500 Independence Community Bank Corp.           9,870
    200 IDEXX Laboratories, Inc.+                   6,250          200 Independence Federal Savings Bank           2,450
    200 IDT Corporation+                            2,700          200 Independence Holding Company                2,998
    200 IDT Corporation (Class B)+                  2,200          100 Independent Bank Corp.                      1,974
    200 IDX Systems Corporation+                    2,402          110 Indiana United Bancorp                      1,815
    300 IGEN International, Inc.+                   7,800          100 Industrial Bancorp, Inc.+                   2,030
    100 II-VI Incorporated+                         1,750          500 IndyMac Mortgage Holdings, Inc.+           13,400
    900 IKON Office Solutions, Inc.                 8,820          300 Inet Technologies, Inc.+                    2,457
    200 ILEX Oncology, Inc.+                        5,980          300 InFocus Corporation+                        6,117
    700 IMC Global Inc.                             7,140          500 Infogrames, Inc.+                           3,800
    100 IMPATH Inc.+                                4,430        2,100 Infonet Services Corporation
    200 IMPCO Technologies, Inc.+                   7,070                (Class B)+                               17,850
    300 IMRglobal Corp.+                            3,279          500 Informatica Corporation+                    8,680
    100 INAMED Corporation+                         2,831          400 Information Architects Corp.+                 504
    200 INT Media Group, Incorporated+                800          100 Information Holdings Inc.+                  3,230


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                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2001 (UNAUDITED)

 SHARES DESCRIPTION                                 VALUE       SHARES DESCRIPTION                                 VALUE
------------------------------------------------------------------------------------------------------------------------
    100 Inforte Corp.+                           $  1,223          100 Intermagnetics General Corporation+      $  3,240
  2,200 InfoSpace.com, Inc.+                        8,448          200 InterMune Inc.+                             7,124
    100 Ingles Markets, Incorporated (Class A)      1,230        1,000 Internap Network Services Corporation+      3,270
    500 Ingram Micro Inc. (Class A)+                7,245          100 International Aluminum Corporation          2,115
    400 Inhale Therapeutic Systems+                 9,200          125 International Bancshares Corporation        5,250
    200 Inkine Pharmaceutical                                      200 International FiberCom, Inc.+                 500
          Company, Inc.+                              980          500 International Game Technology+             31,375
    800 Inktomi Corporation+                        7,672          400 International Leisure Hosts, Ltd.+          1,900
    700 Inland Resources Inc.+                      1,029          100 International Multifoods                    2,075
    200 Innkeepers USA Trust                        2,396          400 International Rectifier Corp.+             13,640
    100 Innovative Solutions and Support, Inc.+     1,440          300 International Shipholding Corporation       2,865
    800 Innsuites Hospitality Trust                 1,616          100 International Specialty Products Inc.+      1,060
    400 Input/Output, Inc.+                         5,080          400 International Speedway Corp.
    600 Inrange Technologies Corporation                                 (Class A)                                16,800
          (Class B)+                                9,210        1,900 Internet Capital Group, Inc.+               3,800
    300 Insight Communications Company, Inc.+       7,500          800 Internet Pictures Corporation+                200
    300 Insight Enterprises, Inc.+                  7,350          300 Internet Security Systems, Inc.+           14,568
    100 Insignia Financial Group, Inc.+             1,230          700 Interneuron Pharmaceuticals, Inc.+          5,943
    200 Insituform Technologies, Inc. (Class A)+    7,300          100 Interpool, Inc.                             1,570
    200 Insmed Incorporated+                        1,798          342 The Interpublic Group of
    200 Inspire Pharmaceuticals, Inc.+              2,800                Companies, Inc.                          10,038
    600 Insteel Industries, Inc.                      840          500 Intersil Holding Corporation+              18,200
    500 InsWeb Corporation+                           390          300 Interstate Bakeries Corporation             4,800
    100 Integra Bank Corporation                    2,477          300 Inter-Tel Inc.                              3,573
    400 Integra LifeSciences Holdings+              8,660          600 Intertrust Technologies Corporation+          720
    400 Integrated Circuit Systems, Inc.+           7,680          300 InterVoice-Brite, Inc.+                     3,300
    700 Integrated Device Technology, Inc.+        22,183           10 InterWorld Corporation+                        20
    200 Integrated Silicon Solution, Inc.+          2,780          700 Interwoven, Inc.+                          11,830
    300 Integrated Telecom Express, Inc.+             612        3,300 Intimate Brands, Inc.                      49,731
    734 iNTELEFILM Corporation+                       918          200 IntraBiotics Pharmaceuticals, Inc.+           290
    300 InteliData Technologies Corporation+        1,770          100 IntraNet Solutions, Inc.+                   3,805
    600 Interactive Data Corporation                5,400          200 Intraware, Inc.+                              232
    100 Interactive Intelligence, Inc.+             1,100          100 Intrusion.com, Inc.+                          349
    300 The InterCept Group, Inc.+                 11,400          700 Intuitive Surgical, Inc.+                   9,457
    400 InterDigital Communications                                200 Invacare Corp.                              7,726
          Corporation+                              5,300          200 Inverness Medical Technology, Inc.+         7,400
    300 Interface, Inc. (Class A)                   2,250          200 Investment Technology Group, Inc.+         10,058
    300 Intergraph Corp.+                           4,620          300 Investors Financial Services               20,100
    100 Interland, Inc.+                              130          200 Investors Real Estate Trust                 1,760
    300 Interliant Inc.+                              165          400 Invitrogen Corporation+                    22,252
    100 Interlink Electronics, Inc.+                  811        1,800 Iomega Corporation+                         4,302
    100 Interlogix Inc.+                            3,650          200 Ionics, Inc.+                               6,300


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                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2001 (UNAUDITED)

 SHARES DESCRIPTION                                 VALUE       SHARES DESCRIPTION                                 VALUE
------------------------------------------------------------------------------------------------------------------------
    400 Iron Mountain Incorporated+              $ 17,936          100 K-V Pharmaceutical Company
    400 Isis Pharmaceuticals, Inc.+                 4,956                (Class A)+                             $  2,775
    200 Isle of Capri Casinos, Inc.+                1,880          100 Kaiser Aluminum Corporation+                  398
    600 iStar Financial Inc.                       16,920          200 Kaiser Ventures Inc.                        2,570
    200 iVillage Inc.+                                290          100 Kaman Corp. (Class A)                       1,770
  2,100 Iwerks Entertainment, Inc.+                   693        1,215 Kana Communications, Inc.+                  2,479
    300 Ixia+                                       5,700          400 Kansas City Power & Light Company           9,820
    700 iXL Enterprises, Inc.+                        847          200 Kansas City Southern Industries, Inc.+      3,160
    100 J. Jill Group Inc.+                         2,025        2,500 Karts International Incorporated+             292
    200 JAKKS Pacific, Inc.+                        3,740          200 Kaydon Corp.                                5,130
    200 J.B. Hunt Transport Services, Inc.+         3,652          500 Keane, Inc.+                               11,000
    800 J.D. Edwards & Company+                    11,312          100 The Keith Companies, Inc.+                  1,740
    200 JDA Software Group, Inc.+                   3,322          100 Keithley Instruments, Inc.                  2,130
    100 JDN Realty Corporation                      1,360          200 Kellwood Co.                                4,620
    200 JLG Industries, Inc.                        2,470          200 Kelly's Services, Inc. (Class A)            4,850
    200 The J.M. Smucker Company                    5,200          600 Kemet Corp.+                               12,060
    200 JNI Corp.+                                  2,800          200 Kennametal Inc.                             7,380
    400 JPS Industries Inc.+                        2,240          100 Kenneth Cole Productions, Inc.
    100 j2 Global Communications, Inc.+               415                (Class A)+                                2,015
    600 Jack Henry & Associates, Inc.              18,600          900 Kestrel Energy, Inc.+                       1,170
    300 Jack in the Box Inc.+                       7,830          600 Key Energy Services, Inc.+                  6,504
    200 Jacobs Engineering Group Inc.+             13,046          100 Key Production Company, Inc.+               1,665
    200 James River Bankshares, Inc.+               4,796          400 Key3Media Group, Inc.+                      4,644
    400 Jameson Inns, Inc.                          2,960          200 Keynote Systems, Inc.+                      2,190
    100 Jeffries Group, Inc.                        3,240          700 Keystone Consolidated
    400 Jo-Ann Stores Inc.+                         1,620                Industries, Inc.+                         1,190
    200 John H. Harland Company                     4,660          100 Keystone Property Trust                     1,339
  2,100 John Hancock Financial Services, Inc.      84,546          200 kforce.com, Inc.+                           1,300
    200 The John Nuveen Company (Class A)          11,330          200 Kilroy Realty Corporation                   5,820
    400 John Wiley & Sons, Inc. (Class A)           9,460          300 Kimball International (Class B)             5,430
    400 Johnson Outdoors Inc. (Class A)+            2,696          400 Kimco Realty Corporation                   18,940
    800 Jones Apparel Group, Inc.+                 34,560          200 Kirby Corporation+                          4,930
    300 Journal Register Co.+                       4,830          800 Knight Trading Group, Inc.+                 8,552
  2,100 Juniper Networks, Inc.+                    65,310          200 Knight Transportation, Inc.+                4,110
    100 Juno Lighting, Inc.+                        1,028          800 Komag, Incorporated+                          264
    400 Juno Online Services, Inc.+                   580          700 Konover Property Trust, Inc.                2,086
    200 Jupiter Media Metrix, Inc.+                   258          300 Kopin Corporation+                          3,642
    100 KCS Energy, Inc.+                             660          200 Korn/Ferry International+                   3,100
    550 KMG Chemicals, Inc.                         1,980          300 Kos Pharmaceuticals, Inc.+                 11,850
  1,100 KPMG Consulting Inc.+                      16,885          300 Kreisler Manufacturing Corporation+         2,010
    100 K-Swiss Inc. (Class A)                      2,413          400 Krispy Kreme Doughnuts, Inc.+              16,000
                                                                   100 Kronos, Inc.+                               4,095


40

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                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2001 (UNAUDITED)

 SHARES DESCRIPTION                                 VALUE       SHARES DESCRIPTION                                 VALUE
------------------------------------------------------------------------------------------------------------------------
    300 Kulicke and Soffa Industries+            $  5,148          300 Lee Enterprises, Incorporated            $  9,900
    300 L-3 Communications Holdings, Inc.+         22,890          600 Legato Systems, Inc.+                       9,570
    800 LAM Research Corp.+                        23,720          400 Legg Mason, Inc.                           19,904
    600 L.B. Foster Company (Class A)+              2,328          400 Lennar Corporation                         16,680
    100 LCC International, Inc. (Class A)+            662          200 Lennox International Inc.                   2,190
    900 LMI Aerospace, Inc.+                        3,591          400 Leucadia National Corporation              12,980
    200 LNR Property Corp.                          7,000        2,500 Level 3 Communications, Inc.+              13,725
    200 LSB Bancshares, Inc.                        2,754          100 Level 8 Systems, Inc.+                        473
    300 LTX Corporation+                            7,668          100 Lexar Media, Inc.+                            159
    300 La Jolla Pharmaceutical Company+            3,075          200 Lexent Inc.+                                1,728
  1,000 La Quinta Properties, Inc.+                 5,180          300 Lexicon Genetics Incorporated+              3,750
    300 Labor Ready, Inc.+                          1,572          100 Lexington Corporate Properties Trust        1,547
    500 Laboratory Corporation of America                          500 Liberate Technologies, Inc.+                5,475
          Holdings+                                38,450          700 Liberte Investors, Inc.                     2,961
    400 LaBranche & Co. Inc.+                      11,600          100 The Liberty Corporation                     4,000
    500 LaCrosse Footwear, Inc.+                    1,265          100 Liberty Digital, Inc. (Class A)+              609
    500 Lafarge Corporation                        16,755          300 Liberty Financial Companies, Inc.           9,735
    200 Lakeland Financial Corporation              3,050          500 Liberty Property Trust                     14,800
    547 Lamar Advertising Company+                 24,068          100 Liberty Satellite & Technology, Inc.
    200 The Lamson & Sessions Co.+                  1,340                (Class A)+                                  255
    300 Lancaster Colony Corporation                9,894          200 Liberty Satellite & Technology, Inc.
    200 Lance, Inc.                                 2,700                (Class B)+                                  530
    100 LandAmerica Financial Group, Inc.           3,185        6,000 Liberty Self-Stor, Inc.+                      960
    100 Landry's Seafood Restaurants                1,700        8,500 Life Medical Sciences, Inc.+                1,445
    200 Land's End, Inc.+                           8,030          200 LifeMinders, Inc.+                            316
    100 Landstar System, Inc.+                      6,802          300 LifePoint Hospitals, Inc.+                 13,284
    300 The Langer Biomechanics Group, Inc.+        1,110          400 Lifetime Hoan Corporation                   2,836
    300 Lante Corporation+                            219          200 Ligand Pharmaceuticals Incorporated
    100 Lantronix, Inc.+                            1,030                (Class B)+                                2,260
    200 Large Scale Biology Corp.+                  1,420          519 Lightbridge, Inc.+                         10,069
    100 LaSalle Hotel Properties                    1,782          100 LightPath Technologies, Inc. (Class A)+       890
    100 Latitude Communications, Inc.+                200          300 Lightspan Inc.+                               375
    700 Lattice Semiconductor Corporation+         17,080          300 Lillian Vernon Corporation                  2,118
    100 Lawson Products, Inc.                       2,930          800 Lincare Holdings Inc.+                     24,008
    400 Layne Christensen Company+                  3,400          200 Lincoln Electric Holdings, Inc.             5,100
    300 Lazare Kaplan International Inc.+           1,560          100 Lindsay Manufacturing Co.                   1,900
    400 La-Z-Boy Inc.                               7,400          300 Linens `n Things, Inc.+                     8,196
    200 Leap Wireless International, Inc.+          6,060          300 Liquid Audio, Inc.+                           885
    400 Lear Corporation+                          13,960          100 Littelfuse Inc.+                            2,679
    100 Learning Tree International, Inc.+          2,296          100 LodgeNet Entertainment Corporation+         1,750
    100 LeCroy Corporation+                         2,547        1,800 Loews Cineplex Entertainment
    800 LecTec Corporation+                         1,800                Corporation+                                252


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                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2001 (UNAUDITED)

 SHARES DESCRIPTION                                 VALUE       SHARES DESCRIPTION                                 VALUE
------------------------------------------------------------------------------------------------------------------------
    400 Lone Star Steakhouse & Saloon, Inc.      $  5,196          100 Macerich Company                         $  2,480
    200 Lone Star Technology+                       7,240          500 Mac-Gray Corporation+                       1,750
    300 Longview Fibre Company                      3,696          400 Mack-Cali Realty Corporation               11,392
    800 LookSmart, Ltd.+                              840          360 Macromedia, Inc.+                           6,480
  2,300 Loral Space & Communications Ltd.+          6,440          300 Macrovision Corporation+                   20,550
    300 Loudeye Technologies, Inc.+                   450          900 Macxe Security International, Inc.+           927
    300 Louis Dreyfus Natural Gas Corp.+           10,455          100 Madison Gas & Electric Co.                  2,780
    400 The Lubrizol Corporation                   12,420          100 Magellan Health Services, Inc.+             1,280
    100 Luby's Cafeterias Inc.                        979          300 Mail-Well, Inc.+                            1,275
     35 Lucor, Inc. (Class A)+                        840          300 Main Street Bancorp, Inc.                   3,345
    900 Luminent, Inc.+                             3,780          200 Malan Realty Investors, Inc.                1,750
    200 Luminex Corporation+                        3,998          100 The Management Network
    900 Lund International Holdings, Inc.+            225                Group, Inc.+                                610
    100 Lynx Therapeutics, Inc.+                      684          500 Mandalay Resort Group+                     13,700
    800 Lyondell Chemical Company                  12,304          200 Manhattan Associates, Inc.+                 7,950
    200 MAF Bancorp, Inc.                           6,140          200 The Manitowoc Co., Inc.                     5,900
    100 MASSBANK Corp.                              3,850        1,300 Mannatech, Incorporated+                    1,430
    100 MAXIMUS, Inc.+                              4,009          500 Manpower Inc.                              14,950
    200 MCK Communications, Inc.+                     440          100 Manu Home Communications                    2,810
  2,300 MCM Capital Group, Inc.+                      920          200 Manufacturers' Services Limited+            1,190
    100 MCSi, Inc.+                                 1,515          500 Manugistics Group, Inc.+                   12,550
    110 MDC Holdings, Inc.                          3,894          100 MapInfo Corporation+                        2,200
    400 MDU Resources Group                        12,656          100 Marcus Corporation                          1,395
    300 MEMC Electronic Materials, Inc.+            2,295          200 Marimba, Inc.+                                422
    100 META Group, Inc.+                             258          400 Marine Drilling Co., Inc.+                  7,644
    100 MGI Pharma, Inc.+                           1,250          100 MarineMax, Inc.+                              899
  1,100 MGM Mirage Inc.+                           32,956          900 Marisa Christina, Incorporated+             1,170
    200 MIPS Technologies, Inc. (Class A)+          3,460          100 Markel Corporation+                        19,650
  2,000 MK Gold Company+                            1,920        1,300 Marketing Specialist Corporation+              27
    253 MKS Instruments, Inc.+                      7,286          100 MarketWatch.com, Inc.+                        247
    300 The MONY Group Inc.                        12,039          700 Marshall & Ilsley Corporation              37,730
    700 MP3.com, Inc.+                              3,395          300 Martek Biosciences Corporation+             8,550
    800 MPW Industrial Services Group, Inc.+        1,000          100 Marten Transport, Ltd.+                     1,600
    100 MRO Software, Inc.+                         1,580          100 Martha Stewart Living Omnimedia, Inc.
    400 MRV Communications, Inc.+                   3,740                (Class A)+                                2,310
    100 MS Carriers+                                3,071          300 Martin Marietta Materials, Inc.            14,847
    100 MSC Industrial Direct Co., Inc.                            500 Massey Energy Company                       9,880
          (Class A)+                                1,740          300 MasTec, Inc.+                               3,960
    700 M&T Bank Corporation                       52,850          200 Matrix Pharmaceutical, Inc.+                2,086
    200 MTI Technology Corporation+                   408          300 MatrixOne, Inc.+                            6,957
    100 M~Wave, Inc.+                                 700          300 Mattson Technology, Inc.+                   5,244
    100 MacDermid, Inc.                             1,800          200 Maverick Tube Corporation+                  3,390


42

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                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2001 (UNAUDITED)

 SHARES DESCRIPTION                                 VALUE       SHARES DESCRIPTION                                 VALUE
------------------------------------------------------------------------------------------------------------------------
    100 Maxim Pharmaceuticals, Inc.+             $    631          100 Mesaba Holdings, Inc.+                   $    922
  1,612 Maxtor Corporation+                         8,463          100 Mestek, Inc.+                               2,305
    300 Maxus Realty Trust, Inc.                    3,285          700 Metals USA, Inc.                            1,470
    200 Maxygen Inc.+                               3,880          200 MetaSolv, Inc.+                             1,586
    300 Mazel Stores, Inc.+                           849          200 Metawave Communications
    100 McAfee.com Corporation+                     1,228                Corporation+                              1,038
    300 The McClatchy Company (Class A)            11,730          200 Methode Electronics                         1,720
    500 McCormick & Company Incorporated           21,010          200 Metricom, Inc.+                               346
    800 McDATA Corporation (Class A)+              14,040          400 Metris Companies Inc.                      13,484
    300 McGrath Rentcorp                            7,242        1,500 Metro-Goldwyn-Mayer Inc.+                  33,975
  4,116 McLeodUSA Incorporated (Class A)+          18,892          100 Metro One Telecommunications, Inc.+         4,325
    200 Meade Instruments Corp.+                    1,346        3,400 Metromedia Fiber Network, Inc.
    400 Meadowbrook Insurance Group, Inc.           1,300                (Class A)+                                6,936
    100 Measurement Specialties, Inc.+              1,675          600 Metromedia International Group, Inc.+       1,974
    300 Mechanical Technology Incorporated+         2,163          400 MetroWest Bank                              4,500
    100 Medallion Financial Corp.                   1,025        1,100 Michael Anthony Jewelers, Inc.+             3,025
    500 Medarex, Inc.+                             11,750          200 Michael's Stores+                           8,200
    300 The Med-Design Corporation+                 9,042          600 Micrel, Inc.+                              19,800
    200 Media 100 Inc.+                               318          906 Microchip Technology+                      30,288
    200 Media General, Inc. (Class A)               9,200          500 Micromuse, Inc.+                           13,995
    400 Mediacom Communications                                    600 Micron Electronics, Inc.+                     954
          Corporation+                              5,600          200 Micros Systems, Inc.+                       4,400
    200 Mediaplex, Inc.+                              182          100 Microsemi Corporation+                      7,100
    500 MedicaLogic/Medscape, Inc.+                   295          200 MicroStrategy Incorporated+                   560
    100 The Medicines Company+                      2,049          200 Microtune, Inc.+                            4,400
    200 Medicis Pharmaceutical (Class A)+          10,600          100 Microvision, Inc.+                          1,751
    200 MedQuist Inc.+                              5,936          100 Mid-America Apartment
    300 Medwave, Inc.+                              1,350                Communities, Inc.                         2,559
    200 Mego Financial Corp.+                         730          400 Mid-Atlantic Medical Services, Inc.+        7,172
    300 The Men's Warehouse, Inc.+                  8,280          100 Mid-Atlantic Realty Trust                   1,250
    400 Mentor Corporation                         11,400          100 Mid Penn Bancorp, Inc.                      1,904
    400 Mentor Graphics Corporation+                7,000          100 Midas Group, Inc.                           1,260
    500 Mercantile Bankshares Corporation          19,565          100 The Midland Company                         4,450
    300 Mercator Software, Inc.+                      747          100 Midwest Banc Holdings, Inc.                 2,200
    100 Merchants Bancshares, Inc.                  3,075          200 Midwest Grain Products, Inc.                2,240
    100 Merchants Group, Inc.                       2,125          200 Milacron Inc.                               3,134
    200 Mercury Computer Systems, Inc.+             8,820          200 Millennium Cell Inc.+                       2,110
    400 Mercury General Corporation                13,988          400 Millennium Chemicals Inc.                   6,020
    100 Meridian Gold Inc.+                           795        1,400 Millennium Pharmaceuticals, Inc.+          49,812
    300 The Meridian Resource Corporation+          2,100          300 Mills Corp.                                 7,380
    200 Meristar Hospitality Corp.                  4,750          100 Minerals Technologies, Inc.                 4,292
    100 Merix Corporation+                          1,749          400 MiniMed Inc.+                              19,200


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                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2001 (UNAUDITED)

 SHARES DESCRIPTION                                 VALUE       SHARES DESCRIPTION                                 VALUE
------------------------------------------------------------------------------------------------------------------------
    200 Minuteman International, Inc.            $  1,980          200 NPS Pharmaceuticals, Inc.+               $  8,040
    100 Miravant Medical Technologies+              1,300          300 NRG Energy, Inc.+                           6,624
    200 Mississippi Valley Bancshares, Inc.         7,980          200 NS & L Bancorp                              2,800
    300 Mitchell Energy & Development Corp.                        100 NS Group, Inc.+                             1,335
          (Class A)                                13,980          105 NSD Bancorp, Inc.                           1,822
    100 Mobile Mini, Inc.+                          3,298          400 NSTAR                                      17,024
    300 Modem Media Inc.+                           1,149        1,900 NTL Incorporated+                          22,895
    200 Modine Manufacturing Co.                    5,516          500 NVIDIA Corporation+                        46,375
    600 Modis Professional Services, Inc.+          4,140          100 NVR, Inc.+                                 14,800
    400 Mohawk Industries, Inc.+                   14,080          200 NYFIX, Inc.+                                6,390
    100 Moldflow Corporation+                       1,541          100 NYMAGIC, Inc.                               1,980
    100 Molecular Devices Corporation+              2,005          500 NZ Corporation+                             2,125
    400 Monarch Casino & Resort, Inc.+              2,240          300 Nabi+                                       2,382
    400 Monmouth Capital Corporation                1,100          100 Nanogen, Inc.+                                679
    400 Monmouth Real Estate Investment                            100 Nanometrics Incorporated+                   2,749
          Corporation (Class A)                     2,360          200 NaPro Bio Therapeutics, Inc.+               2,040
    200 Monsanto Company                            7,400          100 National Beverage Corp.+                      925
    700 The Montana Power Company                   8,120        1,400 National Commerce Financial
  1,600 Morgan's Foods, Inc.+                       1,520                Corporation                              34,118
    600 Morton Industrial Group, Inc.+                780          200 National Data Corporation                   6,480
    400 Motient Corporation+                          428          100 National Dentex Corporation+                2,120
    400 Mpower Holding Corporation+                   380          600 National Equipment Services, Inc.+          1,800
    300 Mueller Industries, Inc.+                   9,873          300 National Fuel Gas Company                  15,597
    500 Multex.com Inc.+                            8,125          200 National Health Investors, Inc.             2,060
    300 Murphy Oil Corporation                     22,080          300 National Health Realty, Inc.                3,828
    100 Myers Industries, Inc.                      1,510          500 National Information Consortium, Inc.+        910
    800 Mylan Laboratories, Inc.                   22,504          300 National Instruments Corporation+           9,735
    500 MyPoints.com, Inc.+                         1,285        1,000 National Medical Health Card
    200 Myriad Genetics, Inc.+                     12,664                Systems, Inc.+                            3,050
  8,200 NAB Asset Corporation+                        492          500 National-Oilwell, Inc.+                    13,400
    200 NBT Bancorp Inc.                            3,860          400 National Processing, Inc.+                 11,200
    700 NBTY Inc.+                                  8,708          120 The National Security Group, Inc.           1,423
    100 NCI Building Systems, Inc.+                 1,825          300 National Steel Corp.                          516
    200 NCO Group, Inc.+                            6,186        1,100 NationsRent, Inc.+                            462
    100 NEON Communications, Inc.+                    699          200 Nationwide Financial Services, Inc.
    100 NEON Systems, Inc.+                           852                (Class A)                                 8,730
    300 NL Industries, Inc.                         4,155          300 Nationwide Health Properties, Inc.          6,060
    200 NMS Communications Corporation+             1,400          400 Natrol, Inc.+                                 940
    900 NMT Medical, Inc.+                          1,989          300 Nautica Enterprises, Inc.+                  6,129
    100 NN, Inc.                                    1,014          200 The Navigators Group, Inc.+                 3,780
    400 NOVA Corporation+                          12,580          200 NaviSite, Inc.+                               290
    100 NPC International, Inc.+                    1,080


44

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                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2001 (UNAUDITED)

 SHARES DESCRIPTION                                 VALUE       SHARES DESCRIPTION                                 VALUE
------------------------------------------------------------------------------------------------------------------------
    300 The Neiman Marcus Group, Inc.                              700 New Plan Excel Realty Trust              $ 10,710
          (Class A)+                             $  9,300          306 New York Community Bancorp, Inc.           11,521
  1,200 Neoforma.com, Inc.+                         1,020          300 Newfield Exploration Company+               9,618
    100 NeoPharm, Inc.+                             2,550          100 Newhall Land & Farming Company              2,750
    200 NeoRx Corporation+                            602          500 Newpark Resources, Inc.+                    5,550
    100 Neose Technologies, Inc.+                   4,500          200 Newport Corporation                         5,300
    400 NeoTherapeutics, Inc.+                      1,576          200 Newport News Shipbuilding Inc.             12,250
    200 Net2Phone, Inc.+                            1,200          400 NewPower Holdings, Inc.+                    3,600
    300 Net2000 Communications, Inc.+                 324          700 NewState Holdings, Inc.+                      613
    200 Net.B@nk, Inc.+                             2,260          100 Nexell Therapeutics Inc.+                     209
    100 net.Genesis Corp.+                             78        1,700 Next Generation Technology
    400 Net Perceptions, Inc.+                        688                Holdings, Inc.+                           1,496
    300 Netcentives Inc.+                             156          600 Next Level Communications, Inc.+            4,050
    200 Netegrity, Inc.+                            6,000          500 NextCard, Inc.+                             5,525
    100 netGuru, Inc.+                                250        1,100 Nextel Partners, Inc.+                     17,072
    396 NetIQ Corporation+                         12,391          600 Niku Corporation+                             600
    400 NetManage, Inc.+                              288          400 Noble Affiliates, Inc.                     14,140
    200 NetObjects Inc.+                              158          100 Noland Company                              2,280
    200 Netopia, Inc.+                              1,228          200 Nordson Corporation                         4,662
    100 Netpliance, Inc.+                              37          100 North American Scientific, Inc.+            1,450
    100 NetRatings, Inc.+                           1,440          500 North Coast Energy, Inc.+                   2,255
    200 Netro Corporation+                            848        1,100 North Fork Bancorporation                  34,100
    200 NetScout Systems, Inc.+                     1,300          100 North Pittsburgh Systems, Inc.              1,599
    100 Netsol International, Inc.+                   190        1,000 Northeast Utilities                        20,750
    200 NetSolve, Incorporated+                     2,498          100 Northern States Financial Corporation       2,053
    400 Network Access Solutions                                   600 Northwest Airlines Corporation+            15,150
          Corporation+                                124          100 Northwest Bancorp, Inc.                     1,050
    900 Network Associates, Inc.+                  11,205          200 Northwest Natural Gas Company               4,980
    100 Network Engines, Inc.+                         92          100 Northwestern Corporation                    2,240
    100 Network Equipment Technologies, Inc.+         320        9,000 Northwestern Steel and Wire
    200 Network Peripherals Inc.+                   2,340                Company+                                    207
    400 Network Plus Corp.+                         1,084          100 Norwood Financial Corp.                     2,140
    800 NetZero, Inc.+                                672          300 Novadigm, Inc.+                             3,375
    300 Neuberger Berman Inc.                      20,400          400 Novatel Wireless, Inc.+                       812
    100 Neurocrine Biosciences, Inc.+               3,999          100 Noven Pharmaceuticals, Inc.+                3,920
    100 Neurogen Corporation+                       2,295          100 Novoste Corporation+                        2,550
    200 New Century Equity Holdings Corp.+            200          100 Nu Horizons Electronics Corp.+                950
    500 The New Dun & Bradstreet                                   200 Nuance Communications Inc.+                 3,604
          Corporation+                             14,100          100 Nucentrix Broadband Networks, Inc.+           775
    100 New England Business Services, Inc.         1,920          100 Nuevo Energy Company+                       1,630
  1,100 New Focus, Inc.+                            9,075          200 Numerical Technologies, Inc.+               4,200
    100 New Jersey Resources Corporation            4,520


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                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2001 (UNAUDITED)

 SHARES DESCRIPTION                                 VALUE       SHARES DESCRIPTION                                 VALUE
------------------------------------------------------------------------------------------------------------------------
    700 Nutraceutical International                                700 Open Market, Inc.+                       $    826
          Corporation+                           $  2,275        1,183 Openwave Systems Inc.+                     41,050
    300 Nx Networks, Inc.+                            165        1,800 Oplink Communications, Inc.+                6,750
    100 O'Charley's Inc.+                           1,938          500 Optical Cable Corporation+                  5,000
    500 OGE Energy Corp.                           11,305          500 Optical Communication Products, Inc.+       5,320
    200 OM Group, Inc.                             11,250          300 Opus360 Corporation+                           30
    500 OMI Corporation (New Shares)+               2,805          300 Orbital Sciences Corporation+               1,164
    900 ONI Systems Corp.+                         25,110          600 Orchid Biosciences+                         4,590
    300 ONYX Software Corporation+                  2,400          500 Organic, Inc.+                                215
    100 OPNET Technologies, Inc.+                   1,787          300 Organogenesis Inc.+                         2,220
    200 ORATEC Interventions, Inc.+                 1,854          600 Orion Power Holdings, Inc.+                14,286
    400 O'Reilly Automotive, Inc.+                 11,480          300 Orthodontic Centers of America, Inc.+       9,117
    200 OSI Pharmaceuticals, Inc.+                 10,518          100 OshKosh B'Gosh, Inc. (Class A)              3,325
    200 OTG Software, Inc.+                         1,400          100 Oshkosh Truck Corporation                   4,425
    200 o2wireless Solutions, Inc.+                   410          100 Osmonics, Inc.+                             1,380
    300 Oak Technology, Inc.+                       3,177          700 Ostex International, Inc.+                  1,260
    400 Oakley, Inc.+                               7,400          100 Otter Tail Power Company                    2,775
  1,100 Ocean Energy Inc.                          19,195          500 Outback Steakhouse, Inc.+                  14,400
    200 Oceaneering International, Inc.+            4,150          200 Overseas Shipholding Group, Inc.            6,108
    100 OceanFirst Financial Corp.                  2,594          300 Owens & Minor, Inc.                         5,700
    400 Ocular Sciences, Inc.+                     10,160        1,000 Owens Corning                               2,010
    100 Ocwen Financial Corporation+                1,025          700 Owens-Illinois, Inc.+                       4,746
    800 OfficeMax, Inc.+                            2,952        1,700 Owosso Corporation                          1,700
    200 Offshore Logistics, Inc.+                   3,800          700 Oxford Health Plans, Inc.+                 20,020
    300 The Ohio Art Company+                       5,100          200 PAB Bankshares, Inc.                        2,180
    500 Ohio Casualty Corporation                   6,475          500 PAREXEL International Corporation+          9,750
    100 Ohio Valley Banc Corp.                      2,500          200 PC Connection, Inc.+                        3,200
    300 Old Dominion Freight Line, Inc.+            2,925          600 P-Com, Inc.+                                  330
    420 Old National Bancorp                       11,088          100 PC-Tel, Inc.+                                 921
    800 Old Republic International Corporation     23,200          200 PEC Solutions, Inc.+                        4,420
    300 Olin Corporation                            5,097          100 PECO II, Inc.+                                655
    100 Omega Financial Corporation                 3,219        1,800 PETsMART, Inc.+                            12,690
    600 Omnicare, Inc.                             12,120          100 P.F. Chang's China Bistro, Inc.+            3,790
    200 OmniSky Corporation+                          400          300 P.H. Glatfelter Company                     4,278
    100 OmniVision Technologies, Inc.+                564          100 PICO Holdings, Inc.+                        1,462
    400 On Assignment, Inc.+                        7,200          300 PJ America, Inc.+                           2,538
    200 On Command Corporation+                       900          100 PLATO Learning, Inc.+                       3,095
    200 On2.com Inc.+                                  86          200 PLX Technology, Inc.+                       1,698
    200 One Liberty Properties, Inc.                2,766          300 The PMI Group, Inc.                        21,798
    100 Oneida Ltd.                                 2,033          800 PMR Corporation                             1,080
    600 Onvia.com, Inc.+                              420          200 POZEN Inc.+                                 3,000
    100 Onyx Pharmaceuticals, Inc.+                 1,187


46

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                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2001 (UNAUDITED)

 SHARES DESCRIPTION                                 VALUE       SHARES DESCRIPTION                                 VALUE
------------------------------------------------------------------------------------------------------------------------
    300 PRAECIS Pharmaceuticals                                    200 Payless ShoeSource, Inc.+                $ 12,940
          Incorporated+                          $  4,932          300 Pegasus Communications Corporation+         6,750
    200 PRI Automation, Inc.+                       3,705          100 Pegasus Systems, Inc.+                      1,155
  1,434 PRIMEDIA Inc.+                              9,737          600 Pemstar Inc.+                               8,808
    100 PS Business Parks, Inc.                     2,800          300 Penn-America Group, Inc.                    3,000
  2,100 PSINet Inc.+                                  105          100 Penn National Gaming, Inc.+                 2,540
    800 PSS World Medical, Inc.+                    5,144          100 Pennichuck Corporation                      3,130
    200 PVF Capital Corp.                           2,200          600 Pennzoil-Quaker State Company               6,720
    100 Pacific Capital Bancorp                     3,045          300 Pentair, Inc.                              10,140
    500 Pacific Century Financial Corporation      12,895          200 Penton Media, Inc.                          3,500
    100 Pacific Gulf Properties, Inc.                 489          300 PeoplePC Inc.+                                 60
    200 Pacific Sunwear of California, Inc.+        4,486          200 Peoples Bancorp                             3,042
    200 PacifiCare Health Systems, Inc.+            3,260          200 Peoples Bancorp Inc.                        3,840
    800 PacificNet.com, Inc.+                       1,832          200 Peoples Bancorp of North Carolina           3,210
    700 Packaging Corp. of America+                10,871          220 The Peoples BancTrust Company, Inc.         2,556
    300 Packard BioScience Company+                 2,490          400 People's Bank                               9,324
    200 Packeteer, Inc.+                            2,506          400 The Pep Boys-Manny, Moe & Jack              4,492
    300 Pac-West Telecomm, Inc.+                      582        1,027 PepsiAmericas, Inc.                        13,659
    100 Pain Therapeutics, Inc.+                      765          600 Peregrine Pharmaceuticals, Inc.+            1,578
    100 Pamrapo Bancorp, Inc.                       2,425        1,100 Peregrine Systems, Inc.+                   31,900
    100 Pan Pacific Retail Properties, Inc.         2,600          200 Performance Food Group Company+             6,046
  1,000 PanAmSat Corporation+                      38,880          100 Performance Technologies,
    300 Panavision Inc.+                            1,785                Incorporated+                             1,500
    100 Panera Bread Company (Class A)+             3,157          100 Pericom Semiconductor Corporation+          1,572
    100 The Pantry, Inc.+                             760          200 Perini Corporation+                         2,000
    200 Papa John's International, Inc.+            5,070          700 Perot Systems Corporation (Class A)+       12,670
    200 Paradigm Genetics, Inc.+                    1,800          600 Perrigo Company+                           10,014
    400 Paradyne Networks, Inc.+                      736          100 Perry County Financial Corporation+         2,325
    150 Park Electrochemical Corp.                  3,960          300 Perry Ellis International, Inc.+            2,385
    100 Park National Corporation                  10,250          200 Per-Se Technologies, Inc.+                  1,630
  2,000 Park Place Entertainment Corporation+      24,200          100 Persistence Software, Inc.+                     5
    800 Parker Drilling Company+                    5,200          300 PetroCorp Incorporated+                     2,811
    100 ParkerVision, Inc.+                         2,615        1,100 Petrominerals Corporation+                  1,100
    100 Parlex Corporation+                           987          300 Pharmaceutical Product
    200 Pathmark Stores, Inc.+                      4,920                Development, Inc.+                        9,153
    100 Patina Oil & Gas Corporation                2,650          200 Pharmacopeia, Inc.+                         4,800
    100 Patriot Transportation Holding, Inc.+       1,550          100 Pharmacyclics, Inc.+                        3,390
    500 Patterson Dental Company+                  15,000          100 Philadelphia Consolidated
    500 Patterson-UTI Energy, Inc.+                 8,935                Holding Corp.+                            3,478
    100 Paul Mueller Company                        3,100          325 Philadelphia Suburban Corporation           8,288
    100 Paxar Corporation+                          1,440          200 Philips International Realty Corp.            840
    200 Paxson Communications Corporation+          2,680          200 Phillips-Van Heusen Corporation             2,880


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                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2001 (UNAUDITED)

 SHARES DESCRIPTION                                 VALUE       SHARES DESCRIPTION                                 VALUE
------------------------------------------------------------------------------------------------------------------------
    200 Phoenix Technologies Ltd.+               $  2,920          200 Predictive Systems, Inc.+                $    800
    100 Photon Dynamics, Inc.+                      2,700          200 Prentiss Properties Trust                   5,260
    200 Photronics, Inc.+                           5,132          200 Pre-Paid Legal Services, Inc.+              4,400
    100 Physiometrix, Inc.+                           300        2,300 President Casinos, Inc.+                    1,150
  1,100 PictureTel Corporation+                     6,160          200 Presidential Life Corporation               4,480
    200 Piedmont Natural Gas Company, Inc.          7,104          200 Presstek, Inc.+                             2,400
    600 Pier 1 Imports, Inc.                        6,900          300 Preview Systems, Inc.+                      1,035
  1,400 Pierre Foods, Inc.+                         1,680          400 Price Communications Corporation+           8,076
    200 Pinnacle Entertainment, Inc.+               1,470          400 Price Enterprises, Inc.+                    2,744
    300 Pinnacle Holdings Inc.+                     1,803        1,400 Priceline.com Incorporated+                12,670
    300 Pinnacle Systems, Inc.+                     1,815          500 Pride International, Inc.+                  9,500
    700 Pioneer Natural Resources                                  150 Prima Energy Corporation+                   3,614
          Company+                                 11,935          100 Prime Group Realty Trust                    1,350
    200 Pioneer-Standard Electronics, Inc.          2,560          300 Prime Hospitality Corp.+                    3,555
    300 Pittston Brink's Group                      6,687          200 Primus Knowledge Solutions, Inc.+           1,198
    300 Pixar, Inc.+                               12,240          400 Primus Telecommunications Group,
    300 Pixelworks, Inc.+                          10,722                Incorporated+                               328
    100 Planar Systems Inc.+                        2,590          300 Priority Healthcare Corporation
    500 Planet Zanett Inc.+                         1,000                (Class B)+                                8,484
    300 Plantronics, Inc.+                          6,945          200 PrivateBancorp, Inc.                        3,244
    200 Playboy Enterprises, Inc.+                  3,234          100 Prize Energy Corporation+                   1,930
    200 Playtex Products, Inc.+                     2,140          200 ProBusiness Services, Inc.+                 5,310
    300 Plexus Corporation+                         9,900          100 Procom Technology, Inc.+                      903
    300 Plug Power Inc.+                            6,459          500 Prodigy Communications Corporation
    500 Plum Creek Timber Company Inc.             14,065                (Class A)+                                2,845
    400 Pogo Producing Company                      9,600          100 Professional Detailing, Inc.+               9,200
    200 Polaris Industries, Inc.                    9,160          300 The Profit Recovery Group
    200 Polaroid Corporation                          520                International, Inc.+                      3,438
    100 Polo Ralph Lauren Corporation+              2,580          300 Progress Software Corporation+              4,860
    600 Polycom, Inc.+                             13,854        1,100 ProLogis Trust                             24,992
    200 PolyMedica Corporation+                     8,100        5,700 Prolong International Corporation+            570
    200 Polymer Group, Inc.                           452          200 ProQuest Company+                           6,200
    800 PolyOne Corporation                         8,328          200 ProsoftTraining.com+                          250
    100 Pomeroy Computer Resources, Inc.+           1,500        1,400 Protection One, Inc.+                       1,610
    900 Popular, Inc.                              29,646          400 Protective Life Corporation                13,748
  1,100 Portal Software, Inc.+                      4,543          300 Protein Design Labs, Inc.+                 26,028
    200 Post Properties, Inc.                       7,570          100 Proton Energy Systems, Inc.+                1,200
    800 Potomac Electric Power Company             16,736        1,200 Provena Foods Inc.                          2,340
    100 Powell Industries, Inc.+                    3,000          225 Provident Bankshares Corporation            5,611
    200 Power Integrations, Inc.+                   3,120          300 Provident Financial Group, Inc.             9,876
    400 Powerwave Technologies, Inc.+               5,800          200 Province Healthcare Company+                7,058
    400 Precision Castparts Corp.                  14,968          200 Proxim, Inc.+                               2,820


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                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2001 (UNAUDITED)

 SHARES DESCRIPTION                                 VALUE       SHARES DESCRIPTION                                 VALUE
------------------------------------------------------------------------------------------------------------------------
    500 Psychemedics Corporation                 $  2,125          100 RadiSys Corporation+                     $  2,285
    300 Public Service Company of                                  200 Rainbow Technologies, Inc.+                 1,118
          New Mexico                                9,633          200 Raindance Communications, Inc.+               288
    800 Public Storage, Inc.                       23,720          200 Ralcorp Holdings, Inc.+                     3,748
    100 Puerto Rican Cement Company, Inc.           2,375          700 Rambus Inc.+                                8,617
    600 Puget Energy, Inc.                         15,720          200 Ramco-Gershenson Properties Trust           3,440
    100 Pulitzer Inc.                               5,280          500 Rare Medium Group, Inc.+                      205
    300 Puma Technology, Inc.+                        900        1,400 Rational Software Corporation+             39,270
    400 Pure Resources, Inc.+                       7,200          300 Raymond James Financial, Inc.               9,180
  1,300 Pure World, Inc.+                           1,560          200 Rayonier Inc.                               9,290
    100 Pyramid Breweries Inc.                        258          300 Rayovac Corporation+                        6,393
    100 QRS Corporation+                            1,660        1,500 Razorfish, Inc.+                              810
    100 Quanex Corporation                          2,590          700 The Reader's Digest Association, Inc.
    400 Quanta Services, Inc.+                      8,816                (Class A)                                20,125
  1,000 Quantum Corporation-DLT &                                  400 Reading Entertainment, Inc.+                  800
          Storage Systems+                         10,090          600 Read-Rite Corporation+                      3,090
    600 Quest Diagnostics Incorporated+            44,910        1,100 RealNetworks, Inc.+                        12,925
    600 Quest Software, Inc.+                      22,650          100 Realty Income Corporation                   2,956
    600 Questar Corporation                        14,856          300 Reckson Associates Realty Corporation       6,900
    200 QuickLogic Corporation+                     1,204        1,100 Red Hat, Inc.+                              4,400
    100 Quiksilver, Inc.+                           2,500        1,000 Redback Networks Inc.+                      8,920
    300 The Quizno's Corporation+                   2,496          900 Reeds Jewelers, Inc.+                         990
    366 Quotesmith.com, Inc.+                         743          100 Regal-Beloit Corporation                    2,080
    100 RARE Hospitality International, Inc.+       2,260          400 Regency Centers Corporation                10,160
    600 RCN Corporation+                            3,294          100 Regeneration Technologies, Inc.+              880
    200 REMEC, Inc.+                                2,480          300 Regeneron Pharmaceuticals, Inc.+           10,395
  1,100 RF Micro Devices, Inc.+                    29,667          200 Regent Communications, Inc.+                2,398
    200 RFS Hotel Investors, Inc.                   3,158          300 Regis Corporation                           6,297
    100 R & G Financial Corporation (Class B)       1,605          200 Register.com, Inc.+                         3,098
    100 RGC Resources, Inc.                         2,000          100 RehabCare Group, Inc.+                      4,820
    200 RGS Energy Group Inc.                       7,500          300 Reinsurance Group of America,
    200 R.H. Donnelley Corporation+                 6,400                Incorporated                             11,370
    700 R.J. Reynolds Tobacco Holdings, Inc.       38,220          100 Reliance Steel & Aluminum Co.               2,525
    200 RPC, Inc.                                   2,840          400 Reliant Resources, Inc.+                    9,880
    700 RPM, Inc.                                   6,440          400 Remedy Corporation+                        13,920
    400 RSA Security Inc.+                         12,380          600 Remington Oil & Gas Corporation+           11,400
    400 RTW, Inc.+                                    728        4,700 Renaissance Entertainment
    644 Radian Group Inc.                          26,050                Corporation+                              1,034
    200 Radiance Medical Systems, Inc.+             1,056          200 Renaissance Learning, Inc.+                10,118
    200 Radiant Systems, Inc.+                      3,224          300 Renal Care Group, Inc.+                     9,867
    200 Radio One, Inc. (Class A)+                  4,600          200 Rent A Center Inc.+                        10,520
    500 Radio Unica Corp.+                          1,490          200 Rent-Way, Inc.+                             2,180


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                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2001 (UNAUDITED)

 SHARES DESCRIPTION                                 VALUE       SHARES DESCRIPTION                                 VALUE
------------------------------------------------------------------------------------------------------------------------
    300 Republic Bancorp, Inc.                   $  4,170          100 Rudolph Technologies, Inc.+              $  4,700
    100 Republic Bancorp, Inc. (Class A)            1,300          100 Rural Cellular Corporation (Class A)+       4,530
  1,100 Republic Services, Inc. (Class A)+         21,835          100 Russ Berrie and Company, Inc.               2,940
    200 Res-Care, Inc.+                             1,652          200 Russell Corporation                         3,398
    200 ResMed Inc.+                               10,110          200 Ryan's Family Steak Houses, Inc.+           2,450
    200 Resonate Inc.+                                830          100 Ryerson Tull, Inc.                          1,349
    400 Resources Connection, Inc.+                10,336          100 The Ryland Group, Inc.                      5,060
    200 Respironics, Inc+                           5,952          400 S1 Corporation+                             5,600
    300 Retek Inc.+                                14,382          600 SAVVIS Communications Corporation+            432
    100 Revlon, Inc. (Class A)+                       725          300 SBA Communications Corporation+             7,425
    600 Reynolds & Reynolds Company                                100 SBS Technologies, Inc.+                     1,892
          (Class A)                                13,170          700 SCANA Corporation                          19,880
  1,200 Rhythms NetConnections Inc.+                  126        1,000 SCI Systems, Inc.+                         25,500
    100 Ribozyme Pharmaceuticals, Inc.+             1,000          100 SCM Microsystems, Inc.+                     1,040
    100 Rica Foods, Inc.+                             387          100 SCP Pool Corporation+                       3,444
    200 Richmond County Financial Corp.             7,504          100 SCPIE Holdings  Inc.                        2,020
    600 Riggs National Corporation                 10,194          100 SEACOR SMIT Inc.+                           4,674
    200 Rightchoice Managed Care, Inc.+             8,880          700 SEI Investments Company                    33,180
  2,600 Rite Aid Corporation+                      23,400          100 SEMCO Energy, Inc.                          1,500
    700 Riverstone Networks, Inc.+                 13,923          300 SERENA Software, Inc.+                     10,902
    200 Riviana Foods Inc.                          3,630          100 SFBC International, Inc.+                   2,900
    200 Roadway Express, Inc.                       4,754          800 SICOR Inc.+                                18,480
    100 Roanoke Electric Steel Corporation          1,746          100 SIPEX Corporation+                          1,509
    100 The Robert Mondavi Corporation                             500 SITEL Corporation+                            800
          (Class A)+                                4,054          200 SL Green Realty Corp.                       6,062
    300 Roberts Realty Investors, Inc.              2,400          200 SNB Bancshares, Inc.                        2,900
    400 Robotic Vision Systems, Inc.+                 660          600 SONICblue Incorporated+                     1,980
    100 Rock-Tenn Company (Class A)                 1,225          500 SPACEHAB, Incorporated+                     1,125
    300 Rocky Mountain Chocolate                                 1,400 SPAR Group, Inc.+                           1,442
          Factory, Inc.+                            2,790          200 SPS Technologies, Inc.+                     9,480
    200 Rollins, Inc.                               3,982          100 SPSS Inc.+                                  1,581
    800 Ronson Corporation+                         1,040          264 SPX Corporation+                           33,048
    200 Roper Industries, Inc.                      8,350          100 S&T Bancorp, Inc.                           2,700
    100 Rosetta Inpharmatics, Inc.+                 1,550          200 STAAR Surgical Company+                       966
    500 Roslyn Bancorp, Inc.                       13,150          500 STERIS Corporation+                        10,025
    500 Ross Stores, Inc.                          11,975          200 SVI Solutions Inc.+                           184
    500 The Rouse Company                          14,325          300 Saba Software, Inc.+                        4,923
    500 The Rowe Companies                          1,625          700 Safeguard Scientifics, Inc.+                3,598
  1,300 Royal Caribbean Cruises Ltd.               28,743          100 SafeNet, Inc.+                              1,000
    200 Royal Gold, Inc.                              614          800 SafeScience, Inc.+                          1,600
    400 Ruby Tuesday, Inc.                          6,840          100 Sage, Inc.+                                 1,550
    300 Ruddick Corporation                         5,085        1,200 The Sagemark Companies Ltd.+                2,700


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                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2001 (UNAUDITED)

 SHARES DESCRIPTION                                 VALUE       SHARES DESCRIPTION                                 VALUE
------------------------------------------------------------------------------------------------------------------------
    200 Sagnet Technology, Inc.+                 $    300          100 Selective Insurance Group, Inc.          $  2,668
  1,000 Saks Incorporated+                          9,600          400 Semele Group, Inc.+                         1,200
    100 Salem Communications Corporation                           100 Seminis, Inc. (Class A)+                      128
          (Class A)+                                2,188          200 Semitool, Inc.+                             2,386
    600 Salon Media Group, Inc.+                      138          500 Semtech Corporation+                       15,000
    100 Salton, Inc.+                               1,780          200 Seneca Foods Corporation (Class A)+         2,750
    200 Sanchez Computer Associates, Inc.+          2,650          100 Senior Housing Properties Trust             1,300
    100 Sanderson Farms, Inc.                       1,267          300 Sensient Technologies Corporation           6,156
    500 SanDisk Corporation+                       13,945          500 Sensormatic Electronics Corporation+        8,500
    100 Sandy Spring Bancorp, Inc.                  3,220          500 Sepracor Inc.+                             19,900
    100 Sangamo Biosciences, Inc.+                  1,464          100 Sequa Corporation (Class A)+                4,550
    100 SangStat Medical Corporation+               1,638          200 Sequenom Inc.+                              2,800
    200 Santa Fe Financial Corporation+             2,200          400 Serologicals Corporation+                   8,536
    800 Santa Fe International Corporation         23,888        2,100 Service Corporation International+         13,356
    200 Santander BanCorp                           3,910        2,000 The ServiceMaster Company                  24,000
    100 SatCon Technology Corporation+              1,045          400 Servotronics, Inc.+                         1,380
    300 Sauer-Danfoss, Inc.                         2,835          100 Sharper Image Corporation+                  1,047
    100 Saul Centers, Inc.                          1,889          300 The Shaw Group Inc.+                       12,030
    110 The Savannah Bancorp, Inc.                  2,167          400 Shiloh Industries, Inc.+                    1,980
    300 Sawtek Inc.+                                7,059          300 ShoLodge, Inc.+                             1,566
    200 Scholastic Corporation+                     9,000           75 Shuffle Master, Inc.+                       1,575
    100 School Specialty, Inc.+                     2,585          200 Shurgard Storage Centers, Inc.
    500 Schuff Steel Company+                       2,825                (Class A)                                 6,250
    100 Schweitzer-Manduit International, Inc.      2,360          500 Sierra Pacific Resources                    7,995
    300 SciClone Pharmaceuticals, Inc.+             1,749          100 SignalSoft Corporation+                     1,150
    800 Scient Corporation+                           744          100 Silgan Holdings Inc.+                       1,756
    100 Scientific Learning Corporation+              215        1,500 Silicon Graphics, Inc.+                     2,085
    300 Scientific Technologies Incorporated        1,875          200 Silicon Image, Inc.+                        1,000
    300 Scios Inc.+                                 7,503          200 Silicon Laboratories Inc.+                  4,420
    200 SciQuest.com, Inc.+                           208          500 Silicon Storage Technology, Inc.+           5,065
    200 The Scotts Company (Class A)+               8,290          700 Silicon Valley Bancshares+                 15,400
    200 SeaChange International, Inc.+              3,606          100 Siliconix Incorporated+                     3,164
    200 Seacoast Financial Services                                200 SilverStream Software, Inc.+                1,410
          Corporation                               3,250        1,200 Simon Property Group, Inc.                 35,964
    100 Second Bancorp, Incorporated                2,290          400 Sinclair Broadcast Group, Inc. (Class A)+   4,120
    500 Secure Computing Corporation+               7,855          200 Sirius Satellite Radio Inc.+                2,438
    700 Security Capital Group Incorporated                        500 Six Flags, Inc.+                           10,520
          (Class B)+                               14,980          300 Sizeler Property Investors, Inc.            2,841
    500 SeeBeyond Technology Corporation+           6,000          100 Skechers U.S.A., Inc. (Class A)+            2,923
    200 Seitel, Inc.+                               2,620          100 SkillSoft Corporation+                      3,425
    500 Selas Corporation of America                2,250          600 Sky Financial Group, Inc.                  11,358
    200 Selectica, Inc.+                              856          100 Skyline Corporation                         2,720


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
MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2001 (UNAUDITED)

 SHARES DESCRIPTION                                 VALUE       SHARES DESCRIPTION                                 VALUE
------------------------------------------------------------------------------------------------------------------------
    400 SkyWest, Inc.                            $ 11,200          100 Spartan Stores, Inc.+                    $  1,606
    200 Smart & Final Inc.+                         2,200          200 Spartech Corporation                        4,830
    700 Smart Choice Automotive Group, Inc.+          357          500 Special Metals Corporation+                 1,460
    100 SmartDisk Corporation+                        414          300 Specialty Laboratories, Inc.+              11,355
    100 SmartServ Online, Inc.+                       925          100 SpectraLink Corporation+                    1,301
    300 Smith International, Inc.+                 18,102          100 Spectra-Physics Lasers, Inc.+               2,314
    400 Smithfield Foods, Inc.+                    16,120          900 Spectrasite Holdings, Inc.+                 6,516
  1,600 Smurfit-Stone Container Corporation+       25,920          100 Spectrian Corporation+                      1,600
    200 SoftNet Systems, Inc.+                        392          200 Spectrum Control, Inc.+                     1,192
    700 Solutia Inc.                                8,925        2,200 Spectrum Organic Products, Inc.+              572
    300 Somera Communications, Inc.+                2,148          200 SpeechWorks International Inc.+             3,140
    200 Sonesta International Hotels                               300 SpeedFam-IPEC, Inc.+                          957
          Corporation (Class A)                     1,900          300 Speedway Motorsports, Inc.+                 7,563
    300 Sonic Automotive, Inc.+                     5,730          400 Spherion Corporation+                       3,580
    200 Sonic Corp.+                                6,346          900 Spiegel, Inc. (Class A)                     8,703
    300 Sonic Foundry, Inc.+                          483          400 Spieker Properties, Inc.                   23,980
    100 Sonic Innovations, Inc.+                      645          200 Spinnaker Exploration Company+              7,972
    300 SonicWALL, Inc.+                            7,563          500 Spinnaker Industries, Inc.+                 1,475
    700 Sonoco Products Company                    17,416          200 Spinnaker Industries, Inc. (Class A)+         190
    100 SonoSite, Inc.+                             1,940          500 The Sports Club Company, Inc.+              1,650
  1,400 Sonus Networks, Inc.+                      32,704       14,600 Sports Entertainment Enterprises Inc.+      1,168
    100 Sorrento Networks Corporation+              1,198          200 SportsLine USA, Inc.+                         460
    400 Sotheby's Holdings, Inc. (Class A)+         6,452          100 Springs Industries, Inc. (Class A)          4,410
    100 The Source Information Management                          200 Sports Resorts International, Inc.+         2,444
          Company+                                    553          600 The St. Joe Company                        16,134
    300 South Alabama Bancorporation, Inc.          3,390          200 St. Mary Land & Exploration Company         4,672
    100 The South Financial Group, Inc.             1,888          500 Staff Leasing, Inc.                         1,905
    100 South Jersey Industries, Inc.               3,115        1,000 Stage II Apparel Corp.+                       470
    100 Southern Peru Limited                       1,235          400 Stamps.com Inc.+                            1,500
    200 Southern Union Company+                     4,080          200 StanCorp Financial Group, Inc.              9,478
    400 Southwest Bancorporation of                                100 Standard Commercial Corporation             1,706
          Texas, Inc.+                             12,084          100 Standard Microsystems Corporation+          1,790
    200 Southwest Gas Corporation                   4,736          300 Standard Pacific Corp.                      6,945
    100 Southwest Georgia Financial                                200 The Standard Register Company               3,700
          Corporation                               1,598          100 Standex International Corporation           2,360
    100 Southwest Securities Group, Inc.            2,070          100 Stanford Microdevices, Inc.+                1,690
    250 Southwest Water Company                     3,637          700 Star Struck, Ltd.+                            490
    200 Southwestern Energy Company+                2,450          300 StarBase Corporation+                       1,095
  1,600 Sovereign Bancorp, Inc.                    20,800          500 StarMedia Network, Inc.+                      930
    200 Spanish Broadcasting System, Inc.                          100 StarTek, Inc.+                              2,260
          (Class A)+                                1,642          100 State Auto Financial Corporation            1,639
  1,900 Sparta Surgical Corporation+                  304          210 State Bancorp, Inc.                         3,654


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
MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2001 (UNAUDITED)

SHARES  DESCRIPTION                                 VALUE       SHARES DESCRIPTION                                 VALUE
------------------------------------------------------------------------------------------------------------------------
    200 Staten Island Bancorp, Inc.              $  5,570          500 Superior Energy Services, Inc.+          $  3,950
    400 Station Casinos, Inc.+                      6,400          200 Superior Industries International, Inc.     7,660
    100 The Steak n Shake Company+                    925          100 Superior TeleCom Inc.+                        282
    300 Steel Dynamics, Inc.+                       3,750          300 Superior Uniform Group, Inc.                2,907
    300 Stein Mart, Inc.+                           3,102          100 Supertex, Inc.+                             1,234
    100 Stericycle, Inc.+                           4,695          100 Support.com, Inc.+                            645
    200 Sterling Bancshares, Inc.                   3,836          700 Surgical Laser Technologies, Inc.+            805
    100 Steve Madden, Ltd.+                         1,827          200 SurModics, Inc.+                           11,760
    200 Stewart & Stevenson Services, Inc.          6,600          100 Susquehanna Bancshares, Inc.                2,035
    700 Stewart Enterprises, Inc. (Class A)         5,110          200 Swift Energy Company+                       6,026
    200 Stewart Information Services                               400 Swift Transportation Co., Inc.+             7,704
          Corporation+                              3,898          200 Switchboard Incorporated+                   1,180
    300 Stillwater Mining Company+                  8,775          755 Sybase, Inc.+                              12,420
    100 StockerYale, Inc.+                          1,075          200 Sybron Dental Specialties, Inc.+            4,098
    400 Stockwalk.com Group, Inc.+                    824        1,800 Sycamore Networks, Inc.+                   16,776
    179 Stone Energy Corporation+                   7,930          300 Sykes Enterprises, Incorporated+            3,300
    100 Storage Computer Corporation+                 640          300 Sylvan Learning System, Inc.+               7,290
    700 Storage Technology Corporation+             9,632          500 Symantec Corporation+                      21,845
    200 Storage USA, Inc.                           7,200          200 SymmetriCom, Inc.+                          2,928
    200 StorageNetworks, Inc.+                      3,398        1,700 Symons International Group, Inc.+             765
    402 Stratos Lightwave, Inc.+                    5,226          200 Symyx Technologies+                         5,258
    200 Stratus Properties Inc.+                    2,200          200 Syncor International Corporation+           6,200
    100 Strayer Education, Inc.                     4,875          400 Synopsys, Inc.+                            19,356
    600 Streicher Mobile Fueling, Inc.+               900          100 Synplicity, Inc.+                           1,001
    300 The Stride Rite Corporation                 2,550          300 SynQuest, Inc.+                             1,050
    200 Structural Dynamics Research                               100 Syntel, Inc.+                                 770
          Corporation+                              4,900          200 Syntroleum Corporation+                     1,818
    100 The Student Loan Corporation                6,975          300 Sypris Solutions, Inc.+                     2,400
    200 Sturm, Ruger & Company,  Inc.               1,960          700 Systemax Inc.+                              1,701
    200 Suiza Foods Corporation+                   10,620          600 SystemOne Technologies Inc.+                1,248
    200 Summit Properties Inc.                      5,366          200 Systems & Computer Technology
    200 Sun Bancorp, Inc.                           3,060                Corporation+                              1,810
    200 Sun Communities, Inc.                       7,070        1,100 TALK America Holdings, Inc.+                1,034
    300 Sun Community Bancorp, Ltd.+                2,745           50 TALX Corporation                            1,998
    300 Sun Hydraulics Corporation                  2,355        6,800 TAM Restaurants, Inc.+                        748
  1,800 Sungard Data Systems Inc.+                 54,018          500 TCF Financial Corporation                  23,155
    400 Sunrise Assisted Living, Inc.+             10,500          900 TECO Energy, Inc.                          27,450
    400 Sunrise Technologies                                       300 TEPPCO Partners, LP                         8,805
          International, Inc.+                        492          100 TF Financial Corporation                    1,975
    200 Sunrise Telecom Incorporated+               1,190          200 THQ Inc.+                                  10,252
    100 Superconductor Technologies Inc.+             600        1,400 TIBCO Software Inc.+                       17,878
    200 SuperGen, Inc.+                             2,946          500 T-NETIX, Inc.+                              1,300


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                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2001 (UNAUDITED)

 SHARES DESCRIPTION                                 VALUE       SHARES DESCRIPTION                                 VALUE
------------------------------------------------------------------------------------------------------------------------
    500 TRM Corporation+                         $    850          500 Thermwood Corporation+                   $  1,750
    100 TTM Technologies, Inc.+                       880        1,300 Thomaston Mills, Inc. (Class A)+               13
    400 Take-Two Interactive Software, Inc.+        7,420          100 Thor Industries, Inc.                       3,297
    400 The Talbots, Inc.                          17,500          300 Thoratec Laboratories Corporation+          4,665
    200 Tandy Brands Accessories, Inc.+             1,128          400 Thousand Trails, Inc.+                      2,088
    200 Tanger Factory Outlet Centers, Inc.         4,600          100 Three-Five Systems, Inc.+                   1,798
    100 Tanning Technology Corporation+               485          600 Ticketmaster Online-CitySearch, Inc.
    300 Tanox, Inc.+                                9,465                (Class B)+                                8,880
    200 Targeted Genetics Corporation+              1,300          400 Tidewater Inc.                             15,080
    220 Tarragon Realty Investors Inc.+             2,651          300 The Timberland Company (Class A)+          11,853
 15,700 Tatham Offshore, Inc.+                        471          300 Time Warner Telecom Inc. (Class A)+        10,056
    300 Taubman Centers, Inc.                       4,200          300 The Titan Corporation+                      6,870
    400 Tech Data Corporation+                     13,344          200 Titan Pharmaceuticals, Inc.+                6,002
    300 Techne Corporation+                         9,750        1,000 TiVo Inc.+                                  5,500
    200 Technitrol, Inc.                            5,200          300 Toll Brothers, Inc.+                       11,793
    300 Technology Solutions Company+                 534          100 Tollgrade Communications, Inc.+             2,850
    100 Tecumseh Products Company (Class A)         4,950          300 Tom Brown, Inc.+                            7,200
    400 Tekelec+                                   10,840          100 Too Inc.+                                   2,740
    300 Telaxis Communications Corporation+           189          309 Tootsie Roll Industries, Inc.              11,909
    200 Telecommunication Systems, Inc.                            300 The Topps Company, Inc.+                    3,507
          (Class A)+                                  600        1,300 Tor Minerals International, Inc.+           2,730
  1,204 TeleCorp PCS, Inc. (Class A)+              23,321          100 The Toro Company                            4,495
    200 Teledyne Technologies Incorporated+         3,040        1,300 Total System Services, Inc.                36,920
    300 Teleflex Incorporated                      13,200          300 Tower Automotive, Inc.+                     3,075
    400 Telephone and Data Systems, Inc.           43,500          100 Town & Country Trust                        2,040
    500 TeleTech Holdings, Inc.+                    4,495          900 Toymax International, Inc.+                 1,683
    200 Tellular Corporation+                       2,016          100 Trammell Crow Company.+                     1,105
    200 TenFold Corporation+                           86          300 Trans World Entertainment
    100 Tennant Company                             4,000                Corporation+                              2,853
    200 Tenneco Automotive Inc.                       652          200 Transaction Systems Architects, Inc.
    600 TeraForce Technology Corporation+             228                (Class A)+                                3,100
    500 Terayon Communication Systems, Inc.+        3,060          200 Transatlantic Holdings, Inc.               24,502
    100 Terex Corporation+                          2,120          100 Trans-Industries, Inc.+                       320
    700 Terremark Worldwide, Inc.+                  1,071          200 Transkaryotic Therapies, Inc.+              5,890
    200 Tesoro Petroleum Corporation+               2,520          900 Transmeta Corporation+                      5,022
    300 Tetra Tech, Inc.+                           8,160          200 TransMontaigne Inc.+                        1,160
    300 Texas Biotechnology Corporation+            2,514        1,500 Transnational Financial Network+            2,025
    100 Texas Industries, Inc.                      3,439          500 TranSwitch Corporation+                     5,375
    900 Thermadyne Holdings Corporation+              360          300 TransTechnology Corporation                 2,616
  2,800 Thermatrix Inc.+                               36          300 Travelocity.com Inc.+                       9,210
    400 Therma-Wave Inc.+                           7,628          500 Travis Boats & Motors, Inc.+                1,350
    400 Thermo Fibertek Inc.+                       1,160          200 Tredegar Corporation                        3,830


54

SCHEDULE
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2001 (UNAUDITED)

 SHARES DESCRIPTION                                 VALUE       SHARES DESCRIPTION                                 VALUE
------------------------------------------------------------------------------------------------------------------------
    100 Trex Company, Inc.+                      $  1,925          400 U.S. Industries, Inc.                    $  1,640
    100 Triad Guaranty Inc.+                        4,000          100 U.S. LEC Corp. (Class A)+                     270
    446 Triad Hospitals, Inc.+                     13,143          800 U.S. Oncology, Inc.+                        7,112
    300 Triangle Pharmaceuticals, Inc.+             1,404          100 U.S. Timberlands Company, L.P.                573
    200 Triarc Companies, Inc.+                     5,240        2,100 USA Networks, Inc.+                        58,800
    300 Trico Marine Services, Inc.+                3,192          600 USANA Health Sciences, Inc.+                1,020
    200 Tricord Systems, Inc.+                        542          100 U.S.B. Holding Co., Inc.                    1,525
    300 Trigon Healthcare, Inc.+                   19,455          400 USEC Inc.                                   3,372
    200 Trimble Navigation Limited+                 3,898          200 USFreightways Corporation                   5,900
    100 Trimeris, Inc.+                             5,007          300 USG Corporation                             1,266
    200 Trinity Industries, Inc.                    4,100        1,000 USinternetworking, Inc.+                    1,200
    200 TriPath Imaging, Inc.+                      1,982       22,800 USTMAN Technologies, Inc.+                  1,368
    200 Tripath Technology Inc.+                    1,768          200 UbiquiTel Inc.+                             1,520
    500 TriQuint Semiconductor, Inc.+              11,250          200 Ulticom, Inc.+                              6,760
    400 Tristar Corporation+                        1,160          100 Ultimate Electronics, Inc.+                 3,242
    100 Triton Network Systems, Inc.+                  80          600 Ultramar Diamond Shamrock
    400 Triton PCS Holdings, Inc. (Class A)+       16,400                Corporation                              28,350
    100 The TriZetto Group, Inc.+                     925          400 Ultratech Stepper, Inc.+                   10,260
    200 TrustCo Bank Corp NY                        2,670          300 Unico American Corporation                  1,920
    500 Trustmark Corporation                      10,160          400 Unifi, Inc.+                                3,400
    200 Tucker Anthony Sutro Corporation            4,400          100 UniFirst Corporation                        1,900
    300 Tularik Inc.+                               7,749          900 Uni-Marts, Inc.+                            1,620
    200 Tumbleweed Communications                                  200 Union Bankshares Corporation                3,120
          Corporation+                                758        1,100 UnionBanCal Corporation                    37,070
    400 Turnstone Systems, Inc.+                    2,800          200 Uniroyal Technology Corporation+            1,700
    100 Tut Systems, Inc.+                            166          200 UniSource Energy Corporation                4,594
    200 Tvia, Inc.+                                   450          200 Unit Corporation+                           3,170
    300 Tweeter Home Entertainment                                 210 United Bancorp, Inc.                        2,814
          Group, Inc.+                             10,590          300 United Bankshares, Inc.                     8,040
    100 Twin Disc, Incorporated                     1,585          100 United Capital Corp.+                       2,450
    400 Twinlab Corporation+                        1,032          200 United Community Financial Corp.            1,740
  1,500 Tyson Foods, Inc. (Class A)                13,815          700 United Dominion Realty Trust, Inc.         10,045
    400 UAL Corporation                            14,060          100 United Fire & Casualty Company              2,922
    200 UCAR International Inc.+                    2,390          400 United Investors Realty Trust               2,608
    100 UCBH Holdings, Inc.                         3,035          300 United Mobile Homes, Inc.                   3,285
    200 UGI Corporation                             5,400          200 United Natural Foods, Inc.+                 4,190
    300 UICI+                                       3,825        1,620 United Parcel Service, Inc. (Class B)      93,636
    100 UIL Holdings Corporation                    4,859          100 United Park City Mines Company+             1,935
    100 UMB Financial Corporation                   4,300          500 United Rentals, Inc.+                      12,975
    400 UNOVA, Inc.+                                2,752          500 United Road Services, Inc.+                   125
    100 U.S. Aggregates, Inc.                         135          600 United States Cellular Corporation+        34,590
 12,700 U.S. Gold Corporation+                      4,826          200 United Stationers, Inc.+                    6,312


SCHEDULE
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2001 (UNAUDITED)

 SHARES DESCRIPTION                                 VALUE       SHARES DESCRIPTION                                 VALUE
------------------------------------------------------------------------------------------------------------------------
    100 United Television, Inc.+                 $ 12,600          200 Varian Semiconductor Equipment
    100 United Therapeutics Corporation+            1,335                Associates, Inc.+                      $  8,400
    500 UnitedGlobalCom Inc. (Class A)+             4,325          100 Vasomedical, Inc.+                            432
    100 Unitil Corporation                          2,475          300 Vastera, Inc.+                              4,260
    500 Unitrin, Inc.                              19,200          100 VaxGen, Inc.+                               1,900
    400 Universal Access, Inc.+                     2,480          100 Vector Group Ltd.                           3,195
    100 Universal Compression Holdings, Inc.+       2,840          500 Vectren Corporation                        10,350
    200 Universal Corporation                       7,932          100 Veeco Instruments Inc.+                     3,975
    100 Universal Electronics Inc.+                 1,800          900 Venator Group, Inc.+                       13,770
    100 Universal Health Realty                                    100 Ventana Medical Systems, Inc.+              3,150
          Income Trust                              2,160          500 Ventas, Inc.                                5,475
    400 Universal Health Services, Inc.                            500 Ventiv Health, Inc.+                       10,320
          (Class B)+                               18,200          500 Venturian Corp.+                            2,420
    700 Universal Mfg. Co.                          1,750          300 Verado Holdings, Inc. (Class B)+               66
    400 Urologix, Inc.+                             7,324        1,400 VeriSign, Inc.+                            84,014
    300 Urstadt Biddle Properties                   2,520          200 Veritas DGC  Inc.+                          5,550
    700 UtiliCorp United Inc.                      21,385          200 Verity, Inc.+                               3,990
    400 VA Linux Systems, Inc.+                     1,400          300 Versata, Inc.+                                201
    200 VASCO Data Security International, Inc.+      650          300 Vertel Corporation+                            15
    400 VIA NET.WORKS, Inc.+                          616          200 Vertex Interactive, Inc.+                     404
    321 VIB Corp.+                                  2,805          400 Vertex Pharmaceuticals Incorporated+       19,800
    400 VISX, Incorporated+                         7,740          600 VerticalNet, Inc.+                          1,494
    200 VIVUS, Inc.+                                  620          600 Viad Corp.                                 15,840
    500 VSI Holdings, Inc.+                         1,015          100 Viador Inc.+                                   38
    200 Vail Resorts, Inc.+                         3,740          200 The viaLink Company+                          320
    400 Valassis Communications, Inc.+             14,320          600 Viant Corporation+                          1,122
    300 Valence Technology, Inc.+                   1,929          400 ViaSat, Inc.+                               9,552
    400 Valero Energy Corporation                  14,712          900 Viasystems Group, Inc.+                     2,709
    800 Valhi, Inc.                                10,360          100 Vical Incorporated+                         1,398
    200 ValiCert, Inc.+                               624          200 Vicinity Corporation+                         344
  1,200 Valley Media, Inc.+                         1,932          300 Vicor Corporation+                          4,890
    525 Valley National Bancorp                    14,884          300 Viewpoint Corporation+                      2,550
    500 Valley National Gases Incorporated+         2,425        1,600 Vignette Corporation+                      14,192
    300 The Valspar Corporation                    10,650          500 Vintage Petroleum, Inc.                     9,350
    200 ValueClick, Inc.+                             640          200 Vion Pharmaceuticals, Inc.+                 1,764
    300 ValueVision International, Inc. (Class A)+  6,525          300 Virata Corporation+                         3,555
  1,000 Vanguard Airlines, Inc.+                    1,000          200 Virco Mfg. Corporation                      2,060
    100 Vans, Inc.+                                 2,350          100 Virginia Commonwealth Financial
    600 Varco International, Inc.+                 11,166                Corporation                               3,155
    100 Variagenics, Inc.+                            380          100 ViroPharma Incorporated+                    3,400
    200 Varian Inc.+                                6,460        1,100 Vishay Intertechnology, Inc.+              25,300
    200 Varian Medical Systems, Inc.+              14,300        7,900 Vista Eyecare, Inc.+                          158


56

SCHEDULE
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2001 (UNAUDITED)

 SHARES DESCRIPTION                                 VALUE       SHARES DESCRIPTION                                 VALUE
------------------------------------------------------------------------------------------------------------------------
    200 Visual Networks, Inc.+                   $  1,750          200 Webvan Group Inc.+                       $     16
    100 Vital Signs, Inc.                           3,305          300 Weingarten Realty Investors                13,155
    700 Vitria Technology, Inc.+                    2,408          300 Weirton Steel Corporation+                    192
    600 Vornado Realty Trust                       23,424          300 Weis Markets, Inc.                         10,578
    200 Vyyo Inc.+                                    296          200 Wellman, Inc.                               3,580
    100 W Holding Company, Inc.                     1,300          300 Werner Enterprises, Inc.                    7,275
    100 WD-40 Company                               2,610           48 Wesco Financial Corporation                16,699
    222 WFS Financial Inc.+                         6,826          400 West Corporation+                           8,804
    300 WGL Holdings Inc.                           8,133          100 West Pharmaceutical Services, Inc.          2,700
    400 W-H Energy Services, Inc.+                  7,600          500 Westaff, Inc.                               1,650
    300 WJ Communications, Inc.+                    1,395          300 Westamerica Bancorporation                 11,775
    200 WMS Industries Inc.+                        6,434          111 Westcorp                                    2,353
    100 W.P. Carey & Co. LLC                        1,850          400 Westell Technologies, Inc.+                   600
    100 WPS Resources Corporation                   3,525        1,200 Western Digital Corporation+                4,740
    500 W.R. Grace & Co.+                             875          200 Western Gas Resources, Inc.                 6,520
    200 WVS Financial Corp.                         2,800          200 Western Multiplex Corporation
    200 Wabash National Corporation                 2,420                (Class A)+                                1,374
    200 Wabtec Corporation                          3,000          500 Western Resources, Inc.                    10,750
    100 The Wackenhut Corporation (Class A)+        1,725          500 Western Wireless Corporation
    600 Waddell & Reed Financial, Inc. (Class A)   19,050                (Class A)+                               21,500
    300 Wallace Computer Services, Inc.             4,962          300 WestPoint Stevens Inc.                        408
    200 Walter Industries, Inc.                     2,380          100 Westport Resources Corporation+             2,100
    440 Washington Federal, Inc.                   10,789          700 Westwood One, Inc.+                        25,795
     63 The Washington Post Company                                300 The Wet Seal, Inc. (Class A)+              10,383
          (Class B)                                36,162          100 Weyco Group, Inc.                           2,325
    100 Washington Real Estate Investment                          100 White Electronic Designs Corporation+         433
          Trust                                     2,364           39 White Mountains Insurance Group Inc.       14,674
    200 Waste Connections, Inc.+                    7,200          100 Whitehall Jewellers, Inc.+                    916
    200 WatchGuard Technologies, Inc.+              2,050          100 Whitney Holding Corporation                 4,690
    900 Waters Corporation+                        24,849          300 Whole Foods Market, Inc.+                   8,130
    200 Watts Industries, Inc. (Class A)            3,390          300 Wickes Inc.+                                1,320
    300 Wausau - Mosinee Paper Corporation          3,867          200 Wild Oats Markets, Inc.+                    2,082
    300 Wave Systems Corp. (Class A)+               1,611          800 Willamette Valley Vineyards, Inc.+          1,624
    100 Wayne Savings Bancshares, Inc.              1,375        3,300 Williams Communications Group, Inc+         9,801
    200 Waypoint Financial Corp.                    2,510          300 Williams Energy Partners L.P.               8,823
    700 Weatherford International, Inc.+           33,600          400 Williams-Sonoma, Inc.+                     15,528
    200 WebEx Communications, Inc.+                 5,332          200 Willis Lease Finance Corporation+           2,214
    400 WebLink Wireless, Inc.+                        12          200 Wilmington Trust Corporation               12,530
  2,400 WebMD Corporation+                         16,800          100 Wilson Greatbatch Technologies, Inc.+       2,900
    300 webMethods, Inc.+                           6,354          100 Wilsons The Leather Experts Inc.+           1,855
    100 Websense, Inc.+                             2,000          500 Wind River Systems, Inc.+                   8,730
    300 Webster Financial Corporation               9,834          200 Wink Communications, Inc.+                    512


SCHEDULE
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2001 (UNAUDITED)

                                                                   FACE
 SHARES DESCRIPTION                                 VALUE        AMOUNT  DESCRIPTION                               VALUE
------------------------------------------------------------------------------------------------------------------------

    200 Wire One Technologies, Inc.+           $    1,080                SHORT-TERM SECURITIES
    300 Wireless Facilities, Inc.+                  1,950
    400 Wisconsin Central Transportation                                 COMMERCIAL PAPER***
          Corporation+                              6,692    $1,010,000  General Motors Acceptance
    800 Wisconsin Energy Corporation               19,016                  Corporation,
    700 Wit Soundview Group, Inc.+                  1,281                  4.13% due 7/02/2001               $ 1,009,768
    100 Witness Systems, Inc.+                      1,099
    100 Wolverine Tube, Inc.+                       1,657                U.S. GOVERNMENT AGENCY
    300 Wolverine World Wide, Inc.                  5,361                  OBLIGATIONS***
    200 Women's Golf Unlimited Inc.+                  330     1,600,000  Federal Home Loan
    100 Woodward Governor Company                   8,435                  Mortgage Corporation,
    100 World Acceptance Corporation+                 921                  3.60% due 7/17/2001                 1,597,280
    300 World Fuel Services Corporation             3,585                                                    -----------
    100 World Wrestling Federation
          Entertainment, Inc.+                      1,380                TOTAL SHORT-TERM SECURITIES
    200 WorldGate Communications, Inc.+             1,020                  (Cost - $2,607,048) - 12.0%         2,607,048
    700 Wyndham International, Inc.+                1,750                                                    -----------
    300 XM Satellite Radio Holdings Inc.
           (Class A)+                               4,860                TOTAL INVESTMENTS
  2,300 XO Communications, Inc. (Class A)+          4,416                  (Cost - $23,724,490) - 99.5%       21,624,869
    400 XOMA Ltd.+                                  6,824
    550 XTO Energy, Inc.                            7,893                VARIATION MARGIN ON FINANCIAL
    100 XTRA Corporation+                           4,960                  FUTURES CONTRACTS** - 0.1%             12,125
  1,700 Xybernaut Corporation+                      8,160
    200 The Yankee Candle Company, Inc.+            3,798                OTHER ASSETS LESS
    200 Yellow Corporation+                         3,796                  LIABILITIES - 0.4%                    101,921
    300 York International Corporation             10,506                                                    -----------
    900 York Research Corporation+                  2,835                NET ASSETS - 100.0%                 $21,738,915
    100 Young Broadcasting Inc. (Class A)+          3,358                                                    ===========
    200 Z-Tel Technologies, Inc.+                     300
    200 Zale Corporation+                           6,740      + Non-income-producing security
    100 Zapata Corporation+                         2,091
    200 Zebra Technologies Corporation                         * American Depositary Receipts (ADR)
          (Class A)+                                9,824
    100 The Ziegler Companies, Inc.                 1,600     ** Financial futures contracts purchased as of
    100 ZixIt Corporation+                            915        June 30, 2001, were as follows:
    100 Zoll Medical Corporation+                   2,745
    300 Zomax Incorporated+                         2,673
    100 Zoran Corporation+                          2,972    NUMBER OF                        SETTLEMENT
    100 Zygo Corporation+                           2,225    CONTRACTS   ISSUE                      DATE       VALUE
                                               ----------    -------------------------------------------------------
        TOTAL COMMON STOCKS                                          2   Russell 2000 Index       Sep-01  $  509,000
        (Cost - $21,117,442) - 87.5%           19,017,821            3   S&P 400 Midcap           Sep-01     783,000
                                               ----------                                                 ----------
                                                             Total Financial Futures Contracts Purchased  $1,292,000
                                                             (Total Contract Price - $1,280,825)

                                                             *** Commercial paper and certain U.S. government
                                                                 agency obligations are traded on a discount
                                                                 basis; the interest rates shown reflect the discount
                                                                 rates paid at the time of purchase by the Series.

                                                             (a) The security may be offered and sold to qualified
                                                                 institutional buyers under Rule 144A of the
                                                                 Securities Act of 1933.


                                                              SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



58

STATEMENT
--------------------------------------------------------------------------------
                           of ASSETS and LIABILITIES


MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2001 (UNAUDITED)

ASSETS

   Investments, at value (identified cost - $23,724,490)             $21,624,869
   Cash on deposit for financial futures contracts                       258,911
   Cash                                                                    1,284
   Receivables:
      Securities sold                                 $1,576,322
      Contributions                                      138,486
      Investment adviser                                  62,956
      Dividends                                           14,321
      Variation margin                                    12,125       1,804,210
                                                      ----------
   Prepaid expenses                                                       62,667
                                                                     -----------
Total assets                                                          23,751,941
                                                                     -----------
LIABILITIES

   Payables:
      Securities purchased                             1,907,861
      Withdrawals                                         28,409       1,936,270
                                                      ----------
   Accrued expenses and other liabilities                                 76,756
                                                                     -----------
Total liabilities                                                      2,013,026
                                                                     -----------
Net assets                                                           $21,738,915
                                                                     ===========
NET ASSETS CONSIST OF

   Partners' capital                                                 $23,827,361
   Unrealized depreciation on investments - net                      (2,088,446)
                                                                     -----------
Net assets                                                           $21,738,915
                                                                     ===========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
--------------------------------------------------------------------------------
                                 of OPERATIONS


MASTER EXTENDED MARKET INDEX SERIES
FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

INVESTMENT INCOME

   Dividends (net of $28 foreign withholding tax)                      $ 86,963
   Interest and discount earned                                          62,785
   Other                                                                  9,100
                                                                       --------
Total income                                                            158,848
                                                                       --------
EXPENSES

   Professional fees                                   $30,363
   Custodian fees                                       28,810
   Offering costs                                        8,465
   Accounting services                                   2,110
   Investment advisory fees                              1,013
   Trustees' fees and expenses                             139
   Other                                                   591
                                                       -------
Total expenses before reimbursement                     71,491
   Reimbursement of expenses                           (63,362)
                                                       -------
Total expenses after reimbursement                                        8,129
                                                                       --------
Investment income - net                                                 150,719

REALIZED & UNREALIZED LOSS ON INVESTMENTS - NET

   Realized loss from investments - net                                (278,818)
   Change in unrealized depreciation on
     investments - net                                                 (567,584)
Net decrease in net assets resulting from operations                  $(695,683)
                                                                      =========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

60

STATEMENTS
--------------------------------------------------------------------------------
                            of Changes in NET ASSETS


MASTER EXTENDED MARKET INDEX SERIES
(UNAUDITED)


                                              FOR THE SIX         FOR THE PERIOD
                                             MONTHS ENDED     OCTOBER 27, 2000*,
                                                 JUNE 30,        TO DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS           ------------------------------------
                                                     2001                   2000
OPERATIONS                                  ------------------------------------

   Investment income - net                      $ 150,719             $  70,011
   Realized gain (loss) on investments - net     (278,818)               61,193
   Change in unrealized depreciation
      on investments - net                       (567,584)           (1,520,862)
                                              ----------------------------------
Net decrease in net assets resulting
      from operations                            (695,683)           (1,389,658)
                                              ----------------------------------

NET CAPITAL CONTRIBUTIONS

Increase in net assets derived from net
   capital contributions                        1,629,214            22,195,042
                                              ----------------------------------

NET ASSETS

Total increase in net assets                      933,531            20,805,384
Beginning of period                            20,805,384                     -
                                              ----------------------------------
End of period                                 $21,738,915           $20,805,384
                                              ==================================

* Commencement of operations.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL
--------------------------------------------------------------------------------
                                   HIGHLIGHTS


MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2001 (UNAUDITED)

The following ratios have been derived from information provided in the financial statements.

                                              FOR THE SIX         FOR THE PERIOD
                                             MONTHS ENDED     OCTOBER 27, 2000*,
                                             JUNE 30,2001    TO DECEMBER 31,2000
                                             -----------------------------------
RATIOS TO AVERAGE NET ASSETS

Expenses, net of reimbursement                     .08%**                .08%**
Expenses                                           .70%**                .65%**
Investment income - net                           1.47%**               2.02%**

SUPPLEMENTAL DATA

Net assets, end of period (in thousands)       $21,739              $ 20,805
Portfolio turnover                               19.57%                 8.88%

 * Commencement of operations.
** Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

62

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements


MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2001 (UNAUDITED)


(1) SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          Master Extended Market Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

            A. VALUATION OF INVESTMENTS--  Portfolio  securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the Nasdaq National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2001 (UNAUDITED)

               sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

            B. DERIVATIVE  FINANCIAL  INSTRUMENTS  -- The  Series  may engage in various portfolio investment techniques to provide liquidity as a proxy for a direct investment in securities underlying the Series' Index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

               FINANCIAL FUTURES CONTRACTS -- The Series may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in

64

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2001 (UNAUDITED)

               value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

               OPTIONS -- The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or loss or gain to the extent the cost of the closing transaction exceeds the premium paid or received).

               Written   and   purchased   options   are    non-income-producing
               investments.

               FORWARD FOREIGN EXCHANGE CONTRACTS -- The Series is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2001 (UNAUDITED)

               positions. Such contracts are not entered on the Series' records. However, the effect on operations is recorded from the date the Series enters such contracts.

               FOREIGN CURRENCY OPTIONS AND FUTURES -- The Series may purchase or sell listed or over-the-counter foreign currency options, foreign currency futures, and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S.- dollar-denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

            C. INCOME TAXES -- The Series is  classified  as a  partnership  for federal income tax purposes. As a partnership for federal income tax purposes, the Series will not incur federal income tax liability. Items of partnership income, gain, loss, and deduction will pass through to investors as partners in the Series.
               Therefore, no federal income tax provision is required. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

            D. SECURITY   TRANSACTIONS   AND   INVESTMENT   INCOME  --  Security
               transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

66

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2001 (UNAUDITED)

            E. SECURITY LOANS -- The Series receives compensation in the form of fees, or it retains a portion of the interest on the investment of any cash received as collateral. The Series also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Series.


(2) INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS
    WITH AFFILIATES
--------------------------------------------------------------------------------

          The Trust has entered into an investment advisory agreement with Fund Asset Management, L.P. (FAM). The general partner of FAM is Princeton Services, Inc. (PSI), an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. (ML & Co.), which is the limited partner.

          FAM is responsible for the management of the Series portfolio and provides the necessary personnel, facilities, equipment, and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of 0.01% of the average daily value of the Series net assets. For the six months ended June 30, 2001, FAM earned fees of $1,013, all of which was waived. FAM also reimbursed the Series for additional expenses of $62,349.

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2001 (UNAUDITED)

          Prior to January 1, 2001, FAM provided accounting services to the Series at its cost, and the Series reimbursed FAM for these services. FAM continues to provide certain accounting services to the Series. The Series reimburses FAM at its cost for such services. For the six months ended June 30, 2001, the Series reimbursed FAM an aggregate of $262 for the above-described services. The Series entered into an agreement with State Street Bank and Trust Company (State Street), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Series. The Series pays a fee for these services.

          Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.


(3) INVESTMENTS
--------------------------------------------------------------------------------

          Purchases and sales of investments,  excluding short-term  securities,
          for  the  six  months  ended  June  30,  2001,   were  $5,142,089  and
          $3,538,307, respectively.

          Net realized gains (losses) for the six months ended June 30, 2001, and net unrealized gains (losses) as of June 30, 2001, were as follows:

                                                       REALIZED      UNREALIZED
                                                   GAINS(LOSSES)   GAINS(LOSSES)
                                                   -----------------------------
          Long-term investments                       $(166,981)    $(2,099,621)
          Short-term investments                             78               -
          Financial futures contracts                  (111,915)         11,175
                                                      --------------------------
          Total investments                           $(278,818)    $(2,088,446)
                                                      --------------------------

68

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

MASTER EXTENDED MARKET INDEX SERIES
JUNE 30, 2001 (UNAUDITED)

          As of June 30, 2001, net unrealized depreciation for federal income tax purposes aggregated $2,099,621, of which $2,378,370 related to appreciated securities and $4,477,991 related to depreciated securities. At June 30, 2001, the aggregate cost of investments for federal income tax purposes was $23,724,490.


(4) SECURITY LOANS
--------------------------------------------------------------------------------

         At June 30, 2001, the Series held collateral having an aggregate value of approximately $2,797,000 for portfolio securities loaned having a market value of approximately $2,802,000.


(5) SHORT-TERM BORROWINGS
--------------------------------------------------------------------------------

          On  December  1, 2000,  the  Series,  along with  certain  other funds managed by FAM and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund partner withdrawals and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory, or contractual limits. The Series pays a commitment fee of 0.09% per annum based on the Series' pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the federal funds rate plus 0.50% or a base rate as determined by Bank One, N.A. The Series did not borrow under the facility during the six months ended June 30, 2001.

NOTES
--------------------------------------------------------------------------------

70

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

                   DIRECTORS   Robert G. Davis, CHAIRMAN OF THE BOARD
                               Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                               Barbara B. Dreeben
                               Robert L. Mason, Ph.D.
                               David G. Peebles
                               Michael F. Reimherr
                               Laura T. Starks, Ph.D
                               Richard A. Zucker

         INVESTMENT ADVISER,   USAA Investment Management Company
                 UNDERWRITER   9800 Fredericksburg Road
             AND DISTRIBUTOR   San Antonio, Texas 78288

              TRANSFER AGENT   USAA Shareholder Account Services
                               9800 Fredericksburg Road
                               San Antonio, Texas 78288

               LEGAL COUNSEL   Goodwin Procter LLP
                               Exchange Place
                               Boston, Massachusetts 02109

                   CUSTODIAN   State Street Bank and Trust Company
                               P.O. Box 1713
                               Boston, Massachusetts 02105

        INDEPENDENT AUDITORS   KPMG LLP
                               112 East Pecan, Suite 2400
                               San Antonio, Texas 78205

                   TELEPHONE   Call toll free - Central Time
            ASSISTANCE HOURS   Monday - Friday, 6 a.m. to 10 p.m.
                               Saturday, 8:30 a.m. to 5 p.m.
                               Sunday, 11:30 a.m. to 8 p.m.

              FOR ADDITIONAL   1-800-531-8181, (in San Antonio) 456-7200
           INFORMATION ABOUT   For account servicing, exchanges,
                MUTUAL FUNDS   or redemptions
                               1-800-531-8448, (in San Antonio) 456-7202

             RECORDED MUTUAL   24-hour service (from any phone)
           FUND PRICE QUOTES   1-800-531-8066, (in San Antonio) 498-8066

                 MUTUAL FUND   (from touch-tone phones only)
           USAA TOUCHLINE(R)   For account balance, last transaction, fund
                               prices, or to exchange or redeem fund shares
                               1-800-531-8777, (in San Antonio) 498-8777

             INTERNET ACCESS   USAA.COM


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




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